UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick

Trust for Advised Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7385

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

Semi-Annual Report

June 30, 2022

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Letter to shareholders	1
Fund performance	4
Fund expenses	5
Fund at a glance	6
Schedule of investments	7
Statement of assets and liabilities	9
Statement of operations	10
Statements of changes in net assets	11
Financial highlights	12
1919 Maryland Tax-Free Income Fund
Letter to shareholders	15
Fund performance	18
Fund expenses	19
Fund at a glance	20
Schedule of investments	21
Statement of assets and liabilities	25
Statement of operations	26
Statements of changes in net assets	27
Financial highlights	28
1919 Socially Responsive Balanced Fund
Letter to shareholders	31
Fund performance	34
Fund expenses	35
Fund at a glance	36
Schedule of investments	37
Statement of assets and liabilities	45
Statement of operations	46
Statements of changes in net assets	47
Financial highlights	48
Notes to financial statements	51
Other information	64
Privacy notice	65
Directory of Funds' service providers	Back Cover

1919 Funds 2022 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

As markets began to discount the potential for a period of slower economic growth and persistent inflation, the S&P 500 total return declined 19.96% over the first six months of 2022. The US economic recovery in 2021 was very strong and triggered inflationary pressures which prompted the Federal Reserve Board to communicate it was time to reduce its emergency monetary policies and to tighten financial conditions. For historical perspective, the June 30th U.S. Consumer Price Index year-over-year growth rate of 9.1% ranks as the sixth strongest period of inflation over the past century (approaching rates last seen during 1941-42, 1946-47, 1951, 1974-75 and 1979-81). However, the US economy appears nimble, and is adapting quickly to the constrained labor landscape, increased commodity / input costs, higher energy prices, and reduced manufacturing throughput from China shutdowns and a push to build more domestically.

The strongest S&P 500 sector returns in the first half of 2022 were in Energy up 31.8% and Utilities down 0.6%, and the weakest returns were in Consumer Discretionary down 32.8% and Communications Services down 30.2%. Small cap stocks as measured by the Russell 2000 returned -23.4%.

Financial Service companies experienced strong annualized revenue and earnings growth year-to-date. While future earnings estimates are trending mostly positive, Financial Service companies' valuation multiples have compressed by 20-25% due to investor skepticism that loan growth and credit quality can remain this strong into 2023. Many banks are benefitting from stable deposit costs, and higher Prime and LIBOR base lending rates as well as much more attractive securities yields when compared to January of this year.

Looking forward, we anticipate bank loan growth to decelerate from the abnormally strong +11.7% (annualized) during the first half of 2022. However, loan growth should remain positive as commercial, industrial and corporate borrowers increase credit line utilization rates, as they restock depleted inventory levels. Real estate construction loans are growing again, as developers receive pandemic-delayed county-permits again and can break-ground on industrial-warehouse and apartment construction projects. The Property and Casualty Insurance markets

1919 Funds 2022 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders (unaudited) (cont'd)

continue to experience strong demand and are increasing rates above loss trends.

For the six months ended June 30, 2022, the 1919 Financial Services Fund Institutional Class returned -17.65%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index, returned -19.96% and -18.73%, respectively for the same period.

How did we respond to these changing market conditions?

During the first six months of 2022, the Fund added to some of its existing banks, best-in-class insurance companies, and added a few databases and exchanges, which we believe can manage a slowing economy and challenging economic backdrop. The Fund trimmed a few bank positions due to valuation.

What were the leading contributors to performance?

Our insurance and community banks generally contributed the most to performance, but the top five performing stocks were Hanover Insurance Group Inc., American Financial Group Inc., MetLife, CME Group Inc. and Chubb Limited.

What were the leading detractors to performance?

The five stocks that detracted the most were SVB Financial Group, Intercontinental Exchange Inc., JPMorgan Chase & Co., Bank of America Corp., and Western Alliance Bancorp. We attribute some of this underperformance to higher than peer exposures to mortgage origination volumes and equity market price and/or trading volumes sensitivity.

Thank you for your investment in 1919 Financial Services Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Charles C. King, CFA
Portfolio Manager & Chief Investment Officer
1919 Investment Counsel, LLC

John F. Helfst
Financial Services Analyst & Managing Director
1919 Investment Counsel, LLC

S&P 500 Index — The S&P 500 Index is a broad-based, unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.

Past performance is not a guarantee of future results.

Earnings growth is not representative of the Fund's future performance.

Opinions expressed herein are as of 6/30/22 and are subject to change at any

1919 Funds 2022 Semi-Annual Report

time, are not a guarantee and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in small and medium-capitalization companies which tend to have limited liquidity and greater price volatility than larger-capitalization companies. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested.

1919 Funds 2022 Semi-Annual Report

Fund performance (unaudited)

Total Returns* as of June 30, 2022

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	-22.50%
Class C	-18.86
Without Sales Charges
Class A	-17.77
Class C	-18.04
Class I	-17.65
S&P 500 Index(i)	-19.96
S&P Financials Index(ii)	-18.73

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2022, the total annual operating expense ratios for Class A, Class C and Class I were 1.36%, 2.07% and 1.09% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2022 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-17.77%	$1,000.00	$822.30	1.34%	$6.07
Class C	-18.04	1,000.00	819.60	2.06	9.30
Class I	-17.65	1,000.00	823.50	1.08	4.89

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,018.13	1.34%	$6.72
Class C	2.48	1,000.00	1,014.57	2.06	10.30
Class I	2.48	1,000.00	1,019.43	1.08	5.42

1  For the six months ended June 30, 2022.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2022 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2022 Semi-Annual Report

Schedule of investments

June 30, 2022 (Unaudited)

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.7%
Capital Markets — 6.2%
Ameriprise Financial Inc.	18,425	$4,379,254
CME Group Inc.	18,000	3,684,600
Goldman Sachs Group Inc./The	9,300	2,762,286
Total Capital Markets		10,826,140
Commercial Banks — 51.6%
Bank of America Corp.	268,000	8,342,840
Banner Corp.	79,000	4,440,590
BOK Financial Corp.	8,314	628,372
Coastal Financial Corp./WA*	75,000	2,859,000
Columbia Banking System Inc.	68,805	1,971,263
Comerica Inc.	12,000	880,560
Farmers & Merchants Bank of Long Beach	200	1,525,200
Fifth Third Bancorp	88,400	2,970,240
First Financial Bancorp	57,000	1,105,800
First Foundation Inc.	127,000	2,600,960
First Republic Bank/CA	22,000	3,172,400
First Western Financial Inc.*	77,000	2,093,630
Glacier Bancorp Inc.	54,362	2,577,846
HBT Financial Inc.	60,000	1,072,200
Heritage Financial Corp.	103,000	2,591,480
Huntington Bancshares Inc./OH	86,024	1,034,869
JPMorgan Chase & Co.	68,600	7,725,046
Pacific Premier Bancorp Inc.	96,263	2,814,730
PNC Financial Services Group Inc.	18,000	2,839,860
QCR Holdings Inc.	79,000	4,265,210
SmartFinancial Inc.	61,000	1,473,760
South State Corp.	47,309	3,649,889
Stock Yards Bancorp Inc.	65,000	3,888,300
SVB Financial Group*	11,600	4,581,884
Truist Financial Corp.	96,905	4,596,204
U.S. Bancorp	94,000	4,325,880
Univest Corp. of Pennsylvania	55,126	1,402,406
Webster Financial Corp.	127,000	5,353,050
Western Alliance Bancorp	44,000	3,106,400
Total Commercial Banks		89,889,869
Diversified Financial Services — 8.8%
Alerus Financial Corp.	65,000	1,547,650
Charles Schwab Corp.	116,000	7,328,880
Intercontinental Exchange Inc.	33,000	3,103,320
Voya Financial Inc.	56,000	3,333,680
Total Diversified Financial Services		15,313,530

1919 Funds 2022 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2022 (Unaudited)

1919 Financial Services Fund

Security	Shares	Value
Insurance — 15.2%
American Financial Group Inc.	22,650	$3,144,047
Brown & Brown Inc.	63,000	3,675,420
Chubb Limited	44,900	8,826,442
Hanover Insurance Group Inc.	32,000	4,680,000
Marsh & McLennan Cos. Inc.	27,500	4,269,375
RenaissanceRe Holdings Ltd	12,000	1,876,440
Total Insurance		26,471,724
IT Services — 10.9%
Black Knight Inc.*	32,000	2,092,480
Fidelity National Information Services Inc.	24,787	2,272,224
Fiserv Inc.*	34,680	3,085,480
Global Payments Inc.	24,199	2,677,377
I3 Verticals Inc., Class A*	82,480	2,063,650
PayPal Holdings Inc.*	11,700	817,128
Visa Inc., Class A	30,000	5,906,700
Total IT Services		18,915,039
Professional Services — 0.8%
Verisk Analytics Inc., Class A	8,000	1,384,720
Total Professional Services		1,384,720
Real Estate Investment Trusts (REITs) — 1.6%
Crown Castle International Corp.	8,000	1,347,040
Prologis Inc.	12,000	1,411,800
Total Real Estate Investment Trusts (REITs)		2,758,840
Thrifts & Mortgage Finance — 2.6%
Bridgewater Bancshares Inc.*	143,000	2,308,020
WSFS Financial Corp.	56,803	2,277,232
Total Thrifts & Mortgage Finance		4,585,252
Total Common Stocks (Cost — $100,642,769)		170,145,114
Short Term Investment — 1.9%
Fidelity Investments Money Market — Government Portfolio — Class I — 1.206%(a)	3,334,036	3,334,036
Total Short Term Investment (Cost — $3,334,036)		3,334,036
Total Investments — 99.6% (Cost — $103,976,805)		173,479,150
Other Assets in Excess of Liabilities — 0.4%		782,941
Total Net Assets — 100.0%		$174,262,091

Notes:

*  Non-income producing security

(a)  The rate reported is the annualized seven-day yield at period end.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in securities at value (cost $103,976,805)	$173,479,150
Foreign currency at value (cost $18,177)	18,127
Receivable for securities sold	1,385,442
Receivable for Fund shares sold	90,247
Dividends and interest receivable	165,748
Prepaid expenses	34,727
Total Assets	175,173,441
Liabilities:
Investment securities purchased	434,069
Payable for Fund shares repurchased	146,951
Advisory fees payable	118,470
Distribution fees payable	88,003
Accrued other expenses	123,857
Total Liabilities	911,350
Net Assets	$174,262,091
Components of Net Assets:
Paid-in capital	$99,532,845
Total distributable earnings	74,729,246
Net Assets	$174,262,091
Class A:
Net Assets	$71,596,582
Issued and Outstanding (unlimited shares authorized, no par value)	2,599,915
Net Asset Value, Redemption Price and Offering Price Per Share	$27.54
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$29.22
Class C:
Net Assets	$28,242,680
Issued and Outstanding (unlimited shares authorized, no par value)	1,138,553
Net Asset Value, Redemption Price* and Offering Price Per Share	$24.81
Class I:
Net Assets	$74,422,829
Issued and Outstanding (unlimited shares authorized, no par value)	2,672,088
Net Asset Value, Redemption Price and Offering Price Per Share	$27.85

* Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (see Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $5,616)	$1,993,576
Interest income	4,656
Total Investment Income	1,998,232
Expenses:
Advisory fees (Note 3)	808,987
Distribution fees (Note 6)	264,523
Transfer agent fees and expenses (Note 3 & Note 6)	144,057
Administration and fund accounting fees (Note 3)	73,120
Registration fees	26,586
Custody fees (Note 3)	10,930
Legal fees	8,610
Audit fees	7,686
Trustee fees (Note 3)	7,539
Insurance fees	3,052
Compliance fees (Note 3)	3,012
Miscellaneous	1,845
Total Expenses	1,359,947
Net Investment Income	638,285
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain on investments	3,728,894
Net change in unrealized appreciation/depreciation on:
Investments	(43,075,604)
Foreign Currency	(319)
Net Change in Unrealized Appreciation/Depreciation	(43,075,923)
Net Realized and Unrealized Loss on Investments	(39,347,029)
Net Decrease in Net Assets Resulting from Operations	$(38,708,744)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (Unaudited) and the Year Ended December 31,	2022	2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$638,285	$1,264,118
Net realized gain on investments	3,728,894	8,782,720
Net change in unrealized appreciation/depreciation	(43,075,923)	41,702,386
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,708,744)	51,749,224
Distributions to Shareholders:
Class A	—	(3,995,325)
Class C	—	(1,669,186)
Class I	—	(5,192,681)
Total Distributions to Shareholders	—	(10,857,192)
Capital Transactions:
Net proceeds from shares sold	16,076,182	61,570,850
Reinvestment of distributions	—	10,094,813
Cost of shares repurchased	(29,500,634)	(46,959,220)
Net Increase (Decrease) in Net Assets from Capital Transactions	(13,424,452)	24,706,443
Total Increase (Decrease) in Net Assets	(52,133,196)	65,598,475
Net Assets:
Beginning of period	226,395,287	160,796,812
End of period	$174,262,091	$226,395,287

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

Per share data for a share outstanding for each period presented.

Class A Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$33.49	$26.87	$28.27	$22.77	$27.16	$23.69
Income from investment operations:
Net investment income[1]	0.10	0.19	0.20	0.17	0.05	0.04
Net realized and unrealized gain (loss) on investments	(6.05)	8.05	(0.23)	6.42	(4.08)	3.43
Total income (loss) from investment operations	(5.95)	8.24	(0.03)	6.59	(4.03)	3.47
Less distributions:
From net investment income	—	(0.15)	(0.25)	(0.17)	(0.01)	—
From net realized gain on investments	—	(1.47)	(1.12)	(0.92)	(0.35)	—
Total distributions	—	(1.62)	(1.37)	(1.09)	(0.36)	—
Net asset value, end of year	$27.54	$33.49	$26.87	$28.27	$22.77	$27.16
Total return[2]	(17.77)%[6]	30.88%	0.05%	29.10%	(14.93)%	14.65%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$71,597	$86,303	$67,047	$78,401	$71,082	$118,310
Ratios to average net assets Gross expenses	1.34%[5]	1.36%	1.46%	1.37%	1.33%	1.37%
Net expenses[3]	1.34[5]	1.36	1.46	1.37	1.33	1.37
Net investment income	0.65[5]	0.59	0.86	0.64	0.19	0.16
Portfolio turnover rate[4]	10%[6]	10%	2%	8%	18%	4%

*  For the six months ended June 30, 2022 (unauditied).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.50% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.46%. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized

6  Not Annualized

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

Per share data for a share outstanding for each year end presented.

Class C Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$30.27	$24.48	$25.82	$20.88	$25.12	$22.07
Income from investment operations:
Net investment income (loss)[1]	(0.01)	(0.04)	0.03	(0.02)	(0.13)	(0.13)
Net realized and unrealized gain (loss) on investments	(5.45)	7.30	(0.23)	5.88	(3.76)	3.18
Total income (loss) from investment operations	(5.46)	7.26	(0.20)	5.86	(3.89)	3.05
Less distributions:
From net investment income	—	—	(0.02)	—	—	—
From net realized gain on investments	—	(1.47)	(1.12)	(0.92)	(0.35)	—
Total distributions	—	(1.47)	(1.14)	(0.92)	(0.35)	—
Net asset value, end of year	$24.81	$30.27	$24.48	$25.82	$20.88	$25.12
Total return[2]	(18.04)%[6]	29.88%	(0.64)%	28.21%	(15.57)%	13.82%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$28,243	$36,122	$26,404	$40,880	$46,763	$53,667
Ratios to average net assets Gross expenses	2.06%[5]	2.07%	2.16%	2.09%	2.05%	2.08%
Net expenses[3]	2.06[5]	2.07	2.16	2.09	2.05	2.08
Net investment income (loss)	(0.08)[5]	(0.12)	0.15	(0.09)	(0.52)	(0.55)
Portfolio turnover rate[4]	10%[6]	10%	2%	8%	18%	4%

*  For the six months ended June 30, 2022 (unauditied).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.25% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 2.13%. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized

6  Not Annualized

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

Per share data for a share outstanding for each period presented.

Class I Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$33.82	$27.18	$28.56	$22.98	$27.41	$23.90
Income from investment operations:
Net investment income[1]	0.14	0.29	0.27	0.24	0.13	0.11
Net realized and unrealized gain (loss) on investments	(6.11)	8.11	(0.22)	6.50	(4.13)	3.45
Total income (loss) from investment operations	(5.97)	8.40	0.05	6.74	(4.00)	3.56
Less distributions:
From net investment income	—	(0.29)	(0.31)	(0.24)	(0.08)	(0.05)
From net realized gain on investments	—	(1.47)	(1.12)	(0.92)	(0.35)	—
Total distributions	—	(1.76)	(1.43)	(1.16)	(0.43)	(0.05)
Net asset value, end of year	$27.85	$33.82	$27.18	$28.56	$22.98	$27.41
Total return[2]	(17.65)%[6]	31.16%	0.35%	29.49%	(14.72)%	14.95%[7]
Supplemental data and ratios:
Net assets, end of year (in thousands)	$74,423	$103,970	$67,346	$97,936	$104,664	$80,979
Ratios to average net assets Gross expenses	1.08%[5]	1.09%	1.17%	1.09%	1.06%	1.11%
Net expenses[3]	1.08[5]	1.09	1.17	1.09	1.06	1.10
Net investment income	0.88[5]	0.87	1.14	0.92	0.49	0.44
Portfolio turnover rate[4]	10%[6]	10%	2%	8%	18%	4%

*  For the six months ended June 30, 2022 (unauditied)

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class I shares. See Note 3. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.05%. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized

6  Not Annualized

7  Total return reflects adjustments to conform to generally accounting principles.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

Fixed income markets were under tremendous pressure over the past six months. Record low tax-free yields in the aftermath of the pandemic reversed meaningfully as the Federal Reserve sought to unwind their emergency monetary policy to combat the highest inflation surge in 40 years. Interest rates rose sharply, particularly on the shortest maturities, in response to the Fed's 150 bps hike in overnight rates by the end of June. The result was rare heavy losses for fixed income investors. The Bloomberg Municipal Bond Index, the 1919 Maryland Tax-free Income Fund's primary benchmark, posted a negative total return of 8.98% thus far in 2022. As we have communicated for some time, we structured the 1919 Maryland Tax-Free Fund into a defensive portfolio, judging that absolute and relative returns versus other fixed income markets provided little incremental value at the end of 2021. This cautious positioning helped cushion shareholders somewhat during the difficult sell-off in 2022. As a result, while absolute returns were negative, relative performance versus the Index and our Lipper peer group were favorable. For the reporting period ended 6/30/2022, the 1919 Maryland Tax-Free Fund I-shares posted a total return of negative 6.01%, while the Maryland Lipper peer group posted a loss of 9.15% over the same period.

As interest rates marched higher in 2022, we began taking steps to lower our cash position and take advantage of a more attractive yield environment. However, with inflation yet to come down meaningfully and the Federal Reserve still committed to raising interest rates to combat price pressures, we remain dedicated to a defensive portfolio at this point and are acting deliberately and incrementally. New issuance within the municipal market remains well off last year's light pace, and the Maryland market likewise is seeing little issuance thus far in 2022, with the supply of new bonds running 19.4% behind last year through June. The scarcity of bonds helped offset the heavy selling from mutual funds experiencing heavy outflows, and while yields are higher versus recent experience, municipals are actually rather rich compared to taxable alternatives. As was the case much of last year, municipal bonds on the shortest maturities barely breakeven versus after-tax Treasury yields. While longer-maturity munis are trading more in-line to

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

historical Treasury valuations, we are not willing to aggressively move into longer duration securities at this point given our expectation the rise in yields has further to run.

Heavy selling during April tax season did offer a brief window of opportunity to move out the curve somewhat. During this period, we utilized our cash position to move into short-intermediate bonds that we deemed were appropriately priced for a realistic amount of Fed tightening over the life of the bond. The result was a significant yield pick-up versus cash without meaningfully adding to aggregate portfolio duration and risk. Should inflation start to tangibly come down and the yield curve steepen from here, we will deploy further out the curve when we feel shareholders are fairly compensated. We believe we are not there yet. Ten-year munis still yield less than 3% despite core-consumer prices (those excluding food and energy) advancing 5.9% year-over-year as of June 30, while overall inflation resides 9.1% higher than a year earlier. Our biggest worry is that the Fed does not have the proper tool box to fight a supply chain-driven surge in prices. The Fed's actions are designed to impact the demand-side of the economy by raising borrowing costs to cool demand. There is a risk the Fed will drive down demand at a time when the economy is already softening, but fail at their primary objective to bring down inflation because supply chains have yet to unlock. Stagflation could be the result, which will likely keep interest rates higher than many expect. Until we have clarity, we will remain cautious, although we will commit funds when we feel we are appropriately compensated regardless of the risks.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lauren K. Webb, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/2022 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk; Principal loss is possible. Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment.

1919 Funds 2022 Semi-Annual Report

Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund is non-diversified, meaning it concentrates its assets in fewer individual holdings than a diversified fund, specifically in the State of Maryland issues. The Fund is susceptible to adverse economic, political, tax, or regulatory changes specific to Maryland, which may magnify other risks and make the Fund more volatile than a municipal bond fund that invests in more than one state. Income from tax-exempt funds may become subject to state and local taxes and a portion of income may be subject to the Federal Alternative minimum tax for certain investors. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Nothing contained in this communication constitutes tax or investment advice.

Investors must consult their tax advisor for advice and information concerning their particular situation.

1919 Funds are distributed by Quasar Distributors, LLC.

Bloomberg Municipal Bond Index is an unmanaged index that is considered representative of the broad market for investment grade, tax-exempt bonds with a maturity of at least one year. One cannot invest in an index.

Investment grade is a rating that indicates that a municipal or corporate bond has a relatively low risk of default.

1919 Funds 2022 Semi-Annual Report

Fund performance (unaudited)

Total Returns* as of June 30, 2022

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-10.02%
Class C	-7.21
Without Sales Charges
Class A	-6.02
Class C	-6.28
Class I	-6.01
Bloomberg Municipal Bond Index(i)	-8.98

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2022, the total gross annual operating expense ratios for Class A, Class C and Class I were 1.08%, 1.61% and 0.94%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more. The Index was previously named the Municipal Bond Index.

(ii)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through at least April 30, 2023.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2022 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-6.02%	$1,000.00	$939.80	0.75%	$3.61
Class C	-6.28	1,000.00	937.20	1.30	6.24
Class I	-6.01	1,000.00	939.90	0.60	2.89

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	2.48	1,000.00	1,018.35	1.30	6.51
Class I	2.48	1,000.00	1,021.82	0.60	3.01

1  The six months ended June 30, 2022.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2022 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2022 Semi-Annual Report

Schedule of investments

June 30, 2022 (Unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.3%
Education — 13.8%
Maryland Stadium Authority	5.000%	5/1/42	$2,000,000	$2,154,709
Maryland State EDC, Student Housing Revenue Bonds:
Maryland Economic Development Corp.	5.000%	7/1/36	250,000	242,415
Salisbury University Project	5.000%	6/1/27	455,000	458,425
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	1,870,000
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	509,716
Washington College, Town of Chestertown MD	5.000%	3/1/28	500,000	546,417
Maryland State Health & Higher EFA Revenue Bonds:
Good Samaritan Hospital of Maryland (a)	0.900%	4/1/35	2,000,000	2,000,000
Johns Hopkins University (a)	0.890%	7/1/36	2,000,000	2,000,000
Maryland Institute College of Art	4.000%	6/1/42	250,000	236,246
Stevenson University	4.000%	6/1/34	500,000	476,002
Total Education				10,493,930
Health Care — 27.5%
County of Baltimore, Maryland:
Oak Crest Village Inc.	5.000%	1/1/30	495,000	523,495
Oak Crest Village Inc.	4.000%	1/1/40	500,000	504,870
Riderwood Village Obligated Group	4.000%	1/1/45	1,000,000	995,775
County of Prince George's, MD, COPS	3.000%	10/1/31	2,500,000	2,442,783
Maryland State EDC, Howard Hughes Medical Institute (a)	0.870%	2/15/43	2,500,000	2,500,000
Maryland State Health & Higher EFA Revenue Bonds:
Adventist Healthcare Obligated Group	5.000%	1/1/33	2,500,000	2,677,988
Adventist Rehabilitation Hospital	5.500%	1/1/27	1,250,000	1,359,648
Broadmead Inc.	4.250%	7/1/40	1,150,000	1,151,200
Greater Baltimore Medical Center Inc. (a)	1.150%	7/1/25	500,000	500,000
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,327,700
James Lawrence Kernan Hospital (a)	0.610%	7/1/41	1,950,000	1,950,000
MedStar Health Obligated Group	5.000%	5/15/42	2,000,000	2,102,971
UPMC Obligated Group	4.000%	4/15/45	1,000,000	936,106
Total Health Care				20,972,536
Housing — 9.6%
Maryland Community Development Administration Local Government Infrastructure	4.000%	6/1/47	1,000,000	981,606
Maryland State Community Development Administration, Department of Housing and Community Development:
Bolton North LP	3.350%	9/15/34	1,000,000	992,582
Kirkwood House Preservation LP (a)	0.900%	12/1/38	1,500,000	1,500,000

1919 Funds 2022 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2022 (Unaudited)

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Montgomery County Housing Opportunities Commission (a)	0.910%	1/1/41	$2,000,000	$2,000,000
Montgomery County Housing Opportunites Commission	3.050%	7/1/44	1,000,000	855,510
Montgomery County Housing Opportunities Commission (a)	0.910%	1/1/49	1,000,000	1,000,000
Total Housing				7,329,698
Industrial Revenue — 0.6%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	430,000	430,458
Total Industrial Revenue				430,458
Leasing — 1.3%
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,001,235
Total Leasing				1,001,235
Local General Obligation — 19.4%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,163,811
County of Baltimore, Maryland	4.000%	3/24/23	3,000,000	3,047,640
County of Baltimore, Maryland	5.000%	3/1/30	1,000,000	1,104,272
County of Harford, Maryland	5.000%	2/1/23	1,000,000	1,020,157
County of Howard, Maryland	4.000%	8/15/45	2,000,000	2,005,614
County of Montgomery, Maryland (a)	0.630%	11/1/37	1,250,000	1,250,000
County of Prince George's, Maryland	5.000%	7/15/40	1,750,000	1,939,736
County of St Mary's, Maryland	5.000%	5/1/23	500,000	513,132
County of Wicomico, Maryland	4.000%	11/1/31	500,000	520,658
State of Maryland	5.000%	6/1/26	610,000	641,699
State of Maryland	4.000%	8/1/29	500,000	507,216
State of Maryland	5.000%	3/15/31	1,000,000	1,101,431
Total Local General Obligation				14,815,366
Pre-Refunded/Escrowed to Maturity (b) — 8.8%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,080,000	3,180,403
County of Howard, Maryland	5.000%	2/15/24	500,000	510,666
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,026,912
Total Pre-Refunded/Escrowed to Maturity				6,717,981
Public Services — 2.6%
Maryland State Stadium Authority Sports Facilities Lease Revenue (a)	0.920%	3/1/26	2,000,000	2,000,000
Total Public Services				2,000,000

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Transportation — 9.6%
Maryland Economic Development Corp., Air Cargo Obligated Group	4.000%	7/1/44	$1,795,000	$1,559,647
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	10/1/22	605,000	610,399
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	4.000%	5/1/30	3,000,000	3,196,887
Maryland State Transportation Authority Transportation Facilities Project Revenue	3.000%	7/1/31	2,000,000	1,936,767
Total Transportation				7,303,700
Water & Sewer — 6.1%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	315,000	315,000
Water Projects, FGIC	5.000%	7/1/24	310,000	310,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds (a)	0.880%	6/1/23	2,450,000	2,450,000
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.000%	6/15/23	500,000	515,796
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.000%	6/1/37	1,000,000	1,075,975
Total Water & Sewer				4,666,771
Total Municipal Bonds (Cost — $76,884,002)				75,731,675
Total Investments — 99.3% (Cost — $76,884,002)				75,731,675
Other Assets in Excess of Liabilities — 0.7%				539,729
Total Net Assets — 100.0%				$76,271,404

(a)  Variable rate security. Rate is determined on a periodic basis by Remarketing Agents to make a market for the bonds. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

COPS  — Community Oriented Policing Services

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

LP  — Limited Partnership

1919 Funds 2022 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2022 (Unaudited)

1919 Maryland Tax-Free Income Fund

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	36.1%
AA/Aa	36.9
A	11.8
BBB/Baa	14.2
BB/Bb	1.0
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in securities at value (cost $76,884,002)	$75,731,675
Receivable for Fund shares sold	157,103
Interest receivable	831,132
Prepaid expenses	24,256
Total Assets	76,744,166
Liabilities:
Payable for Fund shares repurchased	325,280
Distributions to shareholders	10,068
Due to Custodian	36,939
Distribution fees payable	15,713
Advisory fees payable	11,228
Accrued other expenses	73,534
Total Liabilities	472,762
Net Assets	$76,271,404
Components of Net Assets:
Paid-in capital	$79,241,113
Total distributable earnings	(2,969,709)
Net Assets	$76,271,404
Class A:
Net Assets	$46,131,986
Issued and Outstanding (unlimited shares authorized, no par value)	3,137,121
Net Asset Value, Redemption Price and Offering Price Per Share	$14.71
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$15.61
Class C:
Net Assets	$4,620,537
Issued and Outstanding (unlimited shares authorized, no par value)	314,192
Net Asset Value, Redemption Price* and Offering Price Per Share	$14.71
Class I:
Net Assets	$25,518,881
Issued and Outstanding (unlimited shares authorized, no par value)	1,734,363
Net Asset Value, Redemption Price and Offering Price Per Share	$14.71

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC, if shares are redeemed within one year of purchase (see Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Interest Income	$921,457
Expenses:
Advisory fees (Note 3)	226,025
Distribution fees (Note 6)	55,199
Transfer agent fees and expenses (Note 3 & Note 6)	52,139
Administration and fund accounting fees (Note 3)	42,853
Registration fees	18,669
Audit fees	10,216
Legal fees	8,069
Trustee fees (Note 3)	7,534
Compliance fees (Note 3)	3,084
Custody fees (Note 3)	2,387
Insurance fees	2,351
Shareholder reporting fees	1,620
Miscellaneous	6,211
Total Expenses	436,357
Expenses waived by the Adviser (Note 3)	(134,541)
Net Expenses	301,816
Net Investment Income	619,641
Realized and Unrealized Loss on Investments
Net change in unrealized appreciation/depreciation	(5,881,050)
Net Realized and Unrealized Loss on Investments	(5,881,050)
Net Decrease in Net Assets Resulting from Operations	$(5,261,409)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (Unaudited) and the Year Ended December 31, 2021	2022	2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$619,641	$1,270,921
Net realized gain on investments	—	745,960
Net change in unrealized appreciation/depreciation	(5,881,050)	(1,436,940)
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,261,409)	579,941
Distributions to Shareholders:
Class A	(375,805)	(794,757)
Class C	(23,497)	(55,173)
Class I	(220,340)	(420,979)
Total Distributions to Shareholders	(619,642)	(1,270,909)
Capital Transactions:
Net proceeds from shares sold:	8,159,559	13,539,503
Reinvestment of distributions:	556,229	1,126,895
Cost of shares repurchased:	(15,007,280)	(13,097,678)
Net Increase (Decrease) in Net Assets from Capital Transactions	(6,291,492)	1,568,720
Total Increase (Decrease) in Net Assets	(12,172,543)	877,752
Net Assets:
Beginning of period	88,443,947	87,566,195
End of period	$76,271,404	$88,443,947

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

Per share data for a share outstanding for each period presented.

Class A Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$15.77	$15.90	$15.68	$15.34	$15.63	$15.86
Income from investment operations:
Net investment income[1]	0.11	0.23	0.35	0.40	0.45	0.44
Net realized and unrealized gain (loss) on investments	(1.06)	(0.14)	0.22	0.34	(0.29)	(0.23)
Total income (loss) from investment operations	(0.95)	0.09	0.57	0.74	0.16	0.21
Less distributions:
From net investment income	(0.11)	(0.22)	(0.35)	(0.40)	(0.45)	(0.44)
Total distributions	(0.11)	(0.22)	(0.35)	(0.40)	(0.45)	(0.44)
Net asset value, end of year	$14.71	$15.77	$15.90	$15.68	$15.34	$15.63
Total return[2]	(6.02)%[6]	0.61%	3.70%	4.87%	1.04%	1.34%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$46,132	$54,353	$55,439	$57,000	$55,710	$69,068
Ratios to average net assets Gross expenses	1.08%[7]	1.08%	1.09%	1.07%	1.04%	0.97%
Net expenses[3]	0.75[7]	0.75[4]	0.75[4]	0.75[4]	0.75	0.75
Net investment income	1.49[7]	1.42	2.24	2.57	2.92	2.80
Portfolio turnover rate[5]	13%[5]	26%	27%	21%	43%	23%

*  For the Six Months Ended June 30, 2022 (Unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.75% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the years ended December 31, 2021, 2020 and 2019.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

6  Not Annualized

7  Annualized

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

Per share data for a share outstanding for each period presented.

Class C Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$15.77	$15.90	$15.68	$15.34	$15.63	$15.86
Income from investment operations:
Net investment income[1]	0.07	0.14	0.27	0.32	0.36	0.35
Net realized and unrealized gain (loss) on investments	(1.06)	(0.13)	0.22	0.34	(0.29)	(0.23)
Total income (loss) from investment operations	(0.99)	0.01	0.49	0.66	0.07	0.12
Less distributions:
From net investment income	(0.07)	(0.14)	(0.27)	(0.32)	(0.36)	(0.35)
Total distributions	(0.07)	(0.14)	(0.27)	(0.32)	(0.36)	(0.35)
Net asset value, end of year	$14.71	$15.77	$15.90	$15.68	$15.34	$15.63
Total return[2]	(6.28)%[6]	0.06%	3.13%	4.29%	0.49%	0.78%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$4,621	$5,454	$7,436	$7,875	$14,421	$17,562
Ratios to average net assets Gross expenses	1.61%[7]	1.61%	1.62%	1.61%	1.59%	1.54%
Net expenses[3]	1.30[7]	1.30	1.30[4]	1.30[4]	1.30	1.30
Net investment income (loss)	0.94[7]	0.89	1.70	2.07	2.37	2.25
Portfolio turnover rate[5]	13%[5]	26%	27%	21%	43%	23%

*  For the Six Months Ended June 30, 2022 (Unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.30% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the years ended December 31, 2021, 2020 and 2019.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

6  Not Annualized

7  Annualized

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

Per share data for a share outstanding for each period presented.

Class I Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$15.78	$15.90	$15.69	$15.35	$15.63	$15.87
Income from investment operations:
Net investment income[1]	0.12	0.25	0.38	0.42	0.47	0.46
Net realized and unrealized gain (loss) on investments	(1.07)	(0.12)	0.21	0.34	(0.28)	(0.24)
Total income (loss) from investment operations	(0.95)	0.13	0.59	0.76	0.19	0.22
Less distributions:
From net investment income	(0.12)	(0.25)	(0.38)	(0.42)	(0.47)	(0.46)
Total distributions	(0.12)	(0.25)	(0.38)	(0.42)	(0.47)	(0.46)
Net asset value, end of year	$14.71	$15.78	$15.90	$15.69	$15.35	$15.63
Total return[2]	(6.01)%[6]	0.83%	3.79%	5.02%	1.26%	1.43%[5]
Supplemental data and ratios:
Net assets, end of year (in thousands)	$25,519	$28,636	$24,691	$19,277	$14,256	$15,411
Ratios to average net assets Gross expenses	0.93%[7]	0.94%	0.96%	0.93%	0.90%	0.88%
Net expenses[3]	0.60[7]	0.60[4]	0.60[4]	0.60[4]	0.60	0.60
Net investment income	1.64[7]	1.57	2.38	2.69	3.06	2.94
Portfolio turnover rate[5]	13%[5]	26%	27%	21%	43%	23%

*  For the Six Months Ended June 30, 2022 (Unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The Adviser agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 0.60% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. See Note 3.

4  Interest expense was less than 0.01% for the years ended December 31, 2021, 2020 and 2019.

5  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

6  Not Annualized

7  Annualized

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the annual report on the 1919 Socially Responsive Balanced Fund ("the Fund") through June 30, 2022.

Throughout the first half of 2022, the Fund took a variety of measures to respond to changing market conditions. We increased exposure to the Consumer Staples, Health Care, Materials, and Utilities sectors and decreased exposure to the Consumer Discretionary and Information Technology sectors.

So far this year we have maintained overweight positions in the Health Care, Financials, and Industrials sectors and underweight positions in the Communication Services, Energy, Materials, and Utilities sectors.

During the first half of the year, Treasury yields moved significantly higher with the 2-year Treasury yield climbing 0.63% to 2.96% and the 10-year Treasury increasing by 0.68% to 3.02%, as the yield curve remains flat. The 2-years/10-years yield curve ended the quarter at 6 basis points (0.06%), as the market continues to be concerned about the Federal Reserve Bank hiking too much and causing a recession. In the Fund, we added corporate bonds in the 3-10 year maturity range.

In the equity portion of the Fund, our stock selection in the Materials and Financials sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting of Health Care and Consumer Staples sectors along with the underweighting of the Consumer Discretionary and Communication Services sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Eli Lilly, UnitedHealth Group, SolarEdge Technologies, AstraZeneca, and Old Dominion Freight Line.

In the fixed-income portion of the Fund, the leading contributor to performance was the shorter duration. On an individual security basis, the largest contributors to return were Toyota 0.45% 7/22/2022, Pepsi 3.1% 7/17/2022, US Treasury 7.625% 11/15/2022, FHLMC 30-Year Pool #G02564 6.5% 1/1/2037 and Cigna 3.05% 11/30/2022.

In the equity portion of the Fund, our stock selection in the Industrials and Communication Services Discretionary sectors

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (cont'd)

detracted from relative results for the year to date. In terms of sector positioning, our underweighting of the Energy sector detracted from performance. On an individual stock basis, the largest detractors from performance were Amazon, Apple, NVIDIA, Microsoft, and Alphabet.

In the fixed-income portion of the Fund, the leading detractor was the overweight to corporate spreads, which have widened considerably in response to the uncertain economic outlook. On an individual security basis, the leading detractors to performance were FNMA 0.875% 8/5/2030, Autodesk 2.4% 12/15/2031, Mastercard 2.4% 12/15/2031, Bank of Montreal 3.088% 1/10/2037 and Archer-Daniels-Midland 2.9% 3/1/2032.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Robert Huesman, CFA
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Alison Bevilacqua
Portfolio Manager (Head of Social Research)
1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/2022 and are subject to change at any time, are not a guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to other if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly

1919 Funds 2022 Semi-Annual Report

significant for funds that invest in emerging markets. The Fund may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Fixed income securities involve interest rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed income securities falls. The Fund may focus its investments in certain regions or industries, increasing its vulnerability to market volatility. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect; which may have a negative impact on the Fund's performance.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Funds 2022 Semi-Annual Report

Fund performance (unaudited)

Total Returns* as of June 30, 2022

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	-24.44%
Class C	-20.91
Without Sales Charges
Class A	-19.83
Class C	-20.11
Class I	-19.73
S&P 500 Index(i)	-19.96
Bloomberg U.S. Aggregate Index(ii)	-10.35
Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%)(iii)	-17.07

†  Class A Shares have a maximum initial sales charge of 5.75%. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2022, the total annual operating expense ratios for Class A, Class C and Class I were 0.97%, 1.69% and 0.72%, respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index was previously named the Aggregate Bond Index.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg U.S. Aggregate Index.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2022 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-19.83%	$1,000.00	$801.70	0.95%	$4.23
Class C	-20.11	1,000.00	798.90	1.68	7.50
Class I	-19.73	1,000.00	802.70	0.71	3.17

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.48%	$1,000.00	$1,020.10	0.95%	$4.75
Class C	2.48	1,000.00	1,016.46	1.68	8.40
Class I	2.48	1,000.00	1,021.27	0.71	3.56

1  For the six months ended June 30, 2022.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Funds 2022 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

*  Less than 0.01%.

1919 Funds 2022 Semi-Annual Report

Schedule of investments

June 30, 2022 (Unaudited)

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 64.6%
Communication Services — 5.2%
Alphabet Inc., Class A *	10,207	$22,243,707
Meta Platforms Inc., Class A *	32,074	5,171,932
Netflix Inc. *	18,802	3,287,906
Walt Disney Co/The *	72,254	6,820,778
Total Communication Services		37,524,323
Consumer Discretionary — 5.3%
Amazon.com Inc. *	150,420	15,976,108
Chipotle Mexican Grill Inc. *	3,492	4,564,952
Home Depot Inc./The	32,955	9,038,568
TJX Cos. Inc.	150,686	8,415,813
Total Consumer Discretionary		37,995,441
Consumer Staples — 5.3%
Costco Wholesale Corp.	23,693	11,355,581
Darling International Inc. *	81,386	4,866,883
Estee Lauder Cos. Inc., Class A	40,077	10,206,409
PepsiCo Inc.	70,636	11,772,196
Total Consumer Staples		38,201,069
Financials — 8.8%
Bank of America Corp.	398,130	12,393,787
Charles Schwab Corp.	192,051	12,133,782
Chubb Limited	58,287	11,458,059
CME Group Inc.	44,319	9,072,099
Hannon Armstrong Sustainable Infrastructure Capital Inc.	131,884	4,993,128
Truist Financial Corp.	272,363	12,918,177
Total Financials		62,969,032
Health Care — 12.2%
AstraZeneca PLC	142,302	9,401,893
Boston Scientific Corp. *	276,123	10,291,104
Danaher Corp.	48,348	12,257,185
Eli Lilly & Co.	40,022	12,976,333
IQVIA Holdings Inc. *	54,782	11,887,146
Thermo Fisher Scientific Inc.	26,054	14,154,617
UnitedHealth Group Inc.	32,501	16,693,489
Total Health Care		87,661,767
Industrials — 5.2%
Advanced Drainage Systems Inc.	80,849	7,282,070
Cintas Corp.	24,561	9,174,270
Eaton Corp. PLC	68,620	8,645,434
Old Dominion Freight Line Inc.	19,247	4,932,621
Union Pacific Corp.	34,929	7,449,657
Total Industrials		37,484,052

1919 Funds 2022 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2022 (Unaudited)

1919 Socially Responsive Balanced Fund

Security			Shares	Value
Information Technology — 17.6%
Adobe Systems Inc. *			16,922	$6,194,467
Apple Inc.			195,811	26,771,280
Broadcom Inc.			16,116	7,829,314
Intuit Inc.			15,250	5,877,960
Microsoft Corp.			112,544	28,904,676
NVIDIA Corp.			50,798	7,700,469
Palo Alto Networks Inc. *			18,151	8,965,505
PayPal Holdings Inc. *			47,811	3,339,120
QUALCOMM Inc.			47,005	6,004,419
Salesforce.com Inc. *			43,782	7,225,781
SolarEdge Technologies Inc. *			30,083	8,233,115
Visa Inc., Class A			46,468	9,149,085
Total Information Technology				126,195,191
Materials — 1.1%
Steel Dynamics Inc.			45,454	3,006,782
Trex Co. Inc. *			87,361	4,754,186
Total Materials				7,760,968
Real Estate Investment Trusts (REITs) — 2.2%
Crown Castle International Corp.			44,782	7,540,393
Prologis Inc.			73,866	8,690,335
Total Real Estate Investment Trusts (REITs)				16,230,728
Utilities — 1.7%
American Water Works Co. Inc.			80,183	11,928,825
Total Utilities				11,928,825
Total Common Stocks (Cost — $379,858,838)				463,951,396
Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.5%
World Omni Auto Receivables Trust 2021-B, A-3	0.420%	6/15/26	$3,800,000	$3,649,292
Total Asset Backed Securities (Cost — $3,799,686)				3,649,292
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	27,333	27,671
Total Collateralized Mortgage Obligations (Cost — $27,621)				27,671
Corporate Bonds — 19.7%
Communication Services — 2.1%
Alphabet Inc.	0.450%	8/15/25	1,500,000	1,381,068
AT&T Inc.	0.900%	3/25/24	2,730,000	2,607,238
AT&T Inc.	2.300%	6/1/27	1,350,000	1,233,836

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Communication Services — continued
AT&T Inc.	4.350%	3/1/29	$465,000	$459,080
AT&T Inc.	2.750%	6/1/31	1,250,000	1,083,536
Comcast Corp.	3.375%	2/15/25	210,000	208,568
Comcast Corp.	5.650%	6/15/35	600,000	656,195
Verizon Communications Inc.	4.329%	9/21/28	777,000	774,230
Verizon Communications Inc.	3.875%	2/8/29	410,000	397,859
Verizon Communications Inc.	1.750%	1/20/31	1,325,000	1,068,402
Verizon Communications Inc.	4.500%	8/10/33	350,000	342,751
Verizon Communications Inc.	5.250%	3/16/37	335,000	348,627
Walt Disney Co/The	1.750%	1/13/26	1,550,000	1,444,824
Walt Disney Co/The	2.200%	1/13/28	3,215,000	2,921,955
Total Communication Services				14,928,169
Consumer Discretionary — 3.0%
Amazon.com Inc.	0.250%	5/12/23	3,650,000	3,575,110
California Endowment/The	2.498%	4/1/51	1,700,000	1,196,257
Ford Foundation/The	2.415%	6/1/50	1,000,000	720,815
Home Depot Inc./The	1.500%	9/15/28	1,900,000	1,658,709
Honda Motor Co. Ltd.	2.271%	3/10/25	6,150,000	5,926,460
Lowe's Cos. Inc.	1.300%	4/15/28	2,100,000	1,778,854
Starbucks Corp.	2.450%	6/15/26	250,000	236,390
Starbucks Corp.	2.250%	3/12/30	1,255,000	1,063,776
Toyota Motor Credit Corp.	0.450%	7/22/22	2,115,000	2,113,409
Toyota Motor Credit Corp.	1.350%	8/25/23	740,000	724,168
Toyota Motor Credit Corp.	1.125%	6/18/26	965,000	873,836
Whirlpool Corp.	2.400%	5/15/31	1,775,000	1,477,181
Total Consumer Discretionary				21,344,965
Consumer Staples — 0.5%
CVS Health Corp.	3.875%	7/20/25	910,000	906,470
PepsiCo Inc.	3.500%	3/19/40	575,000	519,257
Walmart Inc.	1.800%	9/22/31	2,700,000	2,301,639
Total Consumer Staples				3,727,366
Financials — 5.6%
Affiliated Managers Group Inc.	3.300%	6/15/30	755,000	684,652
Allstate Corp./The	1.450%	12/15/30	1,345,000	1,072,835
Bank of America Corp.(effective 9/25/2024, US SOFR + 0.910%) (a)	0.981%	9/25/25	1,650,000	1,529,746
Bank of America Corp.(effective 12/6/2024, US SOFR + 0.650%) (a)	1.530%	12/6/25	4,425,000	4,125,687
Bank of America Corp. (effective 1/23/2025, 3M US LIBOR + 0.810%) (a)	3.366%	1/23/26	550,000	533,741

1919 Funds 2022 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2022 (Unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
Bank of America Corp. (3M US LIBOR + 0.760%) (b)	2.589%	9/15/26	$1,602,000	$1,518,840
Bank of America Corp.	4.183%	11/25/27	525,000	511,512
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%) (a)	3.088%	1/10/37	2,515,000	2,066,580
Bank of New York Mellon Corp./The	1.600%	4/24/25	415,000	390,615
BlackRock Inc.	3.250%	4/30/29	455,000	429,971
BlackRock Inc.	2.400%	4/30/30	710,000	619,673
Boston Properties LP	4.500%	12/1/28	1,335,000	1,301,792
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%) (a)	0.776%	10/30/24	2,200,000	2,099,941
Citigroup Inc.	5.500%	9/13/25	325,000	334,743
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%) (a)	1.281%	11/3/25	690,000	641,875
Citigroup Inc. (effective 6/3/2030, US SOFR + 2.107%) (a)	2.572%	6/3/31	1,500,000	1,265,263
Goldman Sachs Group Inc.	3.500%	11/16/26	1,830,000	1,758,428
Goldman Sachs Group Inc.	2.600%	2/7/30	1,250,000	1,070,167
Host Hotels & Resorts LP	3.375%	12/15/29	1,600,000	1,358,955
Intercontinental Exchange Inc.	3.750%	12/1/25	500,000	496,825
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%) (a)	0.653%	9/16/24	2,000,000	1,918,665
MetLife Inc.	4.550%	3/23/30	660,000	667,728
PNC Financial Services Group Inc.	2.200%	11/1/24	975,000	946,063
Prudential Financial Inc.	1.500%	3/10/26	1,570,000	1,443,390
Royal Bank of Canada	1.150%	7/14/26	3,500,000	3,132,014
Simon Property Group LP	3.375%	12/1/27	510,000	480,000
State Street Corp.	3.700%	11/20/23	370,000	373,572
State Street Corp.	3.550%	8/18/25	360,000	357,878
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%) (a)	3.031%	11/1/34	1,000,000	887,647
Toronto-Dominion Bank	1.150%	6/12/25	1,175,000	1,086,235
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%) (a)	1.267%	3/2/27	2,675,000	2,408,403
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%) (a)	0.805%	5/19/25	3,300,000	3,094,705
Total Financials				40,608,141
Health Care — 1.8%
AbbVie Inc.	4.250%	11/14/28	910,000	906,470
AbbVie Inc.	4.400%	11/6/42	1,120,000	1,025,078
Amgen Inc.	3.000%	2/22/29	3,475,000	3,214,257
Anthem Inc.	2.875%	9/15/29	1,530,000	1,382,955
Bristol-Myers Squibb Co.	3.900%	2/20/28	365,000	366,005
Bristol-Myers Squibb Co.	3.400%	7/26/29	725,000	701,939
Bristol-Myers Squibb Co.	1.450%	11/13/30	1,580,000	1,303,020

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
CVS Health Corp.	4.780%	3/25/38	$345,000	$328,160
Evernorth Health Inc.	3.050%	11/30/22	600,000	598,686
Gilead Sciences Inc.	1.650%	10/1/30	1,700,000	1,397,803
Gilead Sciences Inc.	4.600%	9/1/35	320,000	318,736
UnitedHealth Group Inc.	3.500%	8/15/39	515,000	451,963
UnitedHealth Group Inc.	2.000%	5/15/30	1,600,000	1,375,912
Total Health Care				13,060,500
Industrials — 1.2%
Allegion US Holding Co. Inc.	5.411%	7/1/32	2,300,000	2,293,811
Archer-Daniels-Midland Co.	2.900%	3/1/32	3,000,000	2,717,152
Johnson Controls International PLC	1.750%	9/15/30	2,225,000	1,816,027
Xylem Inc./NY	1.950%	1/30/28	1,785,000	1,580,779
Total Industrials				8,407,769
Information Technology — 2.7%
Adobe Systems Inc.	2.150%	2/1/27	850,000	796,318
Apple Inc.	2.850%	2/23/23	575,000	575,396
Autodesk Inc.	2.400%	12/15/31	3,775,000	3,095,018
Fortinet Inc.	1.000%	3/15/26	2,185,000	1,926,516
Jabil Inc.	4.250%	5/15/27	2,515,000	2,446,283
Mastercard Inc.	3.300%	3/26/27	1,350,000	1,329,478
Mastercard Inc.	1.900%	3/15/31	4,000,000	3,428,791
Microsoft Corp.	4.200%	11/3/35	565,000	582,902
NVIDIA Corp.	0.584%	6/14/24	3,115,000	2,962,531
QUALCOMM Inc. (3M US LIBOR + 0.730%) (b)	1.969%	1/30/23	340,000	339,921
QUALCOMM Inc.	3.450%	5/20/25	500,000	498,593
Salesforce.com Inc.	1.500%	7/15/28	2,135,000	1,870,186
Total Information Technology				19,851,933
Materials — 0.1%
Nutrien Ltd.	4.200%	4/1/29	425,000	414,120
Total Materials				414,120
Real Estate Investment Trusts (REITs) — 1.0%
Crown Castle International Corp.	1.050%	7/15/26	2,050,000	1,778,740
Prologis LP	2.250%	4/15/30	1,620,000	1,406,793
Prologis LP	1.250%	10/15/30	3,000,000	2,380,526
Welltower Inc.	2.700%	2/15/27	1,600,000	1,481,079
Total Real Estate Investment Trusts (REITs)				7,047,138
Utilities — 1.7%
Avangrid Inc.	3.800%	6/1/29	650,000	610,067
DTE Electric Co.	1.900%	4/1/28	2,145,000	1,917,875
DTE Electric Co.	4.050%	5/15/48	1,480,000	1,362,270

1919 Funds 2022 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2022 (Unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Utilities — continued
Duke Energy Florida LLC	2.400%	12/15/31	$3,225,000	$2,769,267
Georgia Power Co.	3.250%	4/1/26	345,000	335,894
MidAmerican Energy Co.	3.650%	4/15/29	1,375,000	1,340,485
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	2,720,000	2,372,071
Public Service Co. of Colorado	3.200%	3/1/50	520,000	413,107
Union Electric Co.	2.625%	3/15/51	1,280,000	899,047
Total Utilities				12,020,083
Total Corporate Bonds (Cost — $157,734,195)				141,410,184
Foreign Government Agency Issues — 0.5%
International Bank for Reconstruction & Development	0.625%	4/22/25	1,620,000	1,513,637
International Bank for Reconstruction & Development	3.125%	11/20/25	930,000	931,387
International Finance Corp.	2.000%	10/24/22	785,000	784,134
Total Foreign Government Agency Issues (Cost — $3,328,589)				3,229,158
Mortgage Backed Securities — 0.7%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	50,211	50,350
Gold Pool A35826	5.000%	7/1/35	23,151	23,717
Gold Pool G08112	6.000%	2/1/36	42,532	45,439
Gold Pool G02564	6.500%	1/1/37	17,072	18,114
Gold Pool G08179	5.500%	2/1/37	13,485	14,523
Gold Pool A65694	6.000%	9/1/37	13,241	14,006
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	9	9
Pool 808156	4.500%	2/1/35	6,417	6,499
Pool 891596	5.500%	6/1/36	450	480
Pool 190375	5.500%	11/1/36	2,370	2,548
Pool 916386	6.000%	5/1/37	12,502	13,390
Pool 946594	6.000%	9/1/37	18,732	20,544
General National Mortgage Association (GNMA)
Gold Pool MA6310	3.000%	12/20/34	225,614	220,578
Gold Pool MA6572	3.000%	4/20/35	514,102	503,488
Gold Pool MA6740	2.500%	8/20/35	799,124	765,919
Gold Pool 550763X	5.000%	12/15/35	62,194	65,814
Gold Pool 003922M	7.000%	11/20/36	11,247	12,575
Gold Pool MA3873	3.000%	8/20/46	949,212	911,544
Gold Pool MA6409	3.000%	1/20/50	568,159	538,717
Gold Pool 2020-194	1.000%	6/16/62	2,091,563	1,772,594
Total Mortgage Backed Securities (Cost — $5,479,639)				5,000,848

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 9.4%
Federal Home Loan Bank (FHLB)	3.250%	11/16/28	$2,125,000	$2,138,807
Federal Home Loan Bank (FHLB)	5.500%	7/15/36	125,000	151,450
Federal Home Loan Mortgage Corp. (FHLMC)	6.750%	9/15/29	115,000	141,602
Federal Home Loan Mortgage Corp. (FHLMC)	6.250%	7/15/32	380,000	473,526
Federal National Mortgage Association (FNMA)	0.500%	11/7/25	2,200,000	2,022,690
Federal National Mortgage Association (FNMA)	0.750%	10/8/27	2,270,000	2,013,762
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	985,000	1,169,746
Federal National Mortgage Association (FNMA)	0.875%	8/5/30	8,670,000	7,187,955
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	375,560
United States Treasury Bonds	7.625%	11/15/22	850,000	867,614
United States Treasury Bonds	7.125%	2/15/23	325,000	333,910
United States Treasury Bonds	6.250%	8/15/23	550,000	570,990
United States Treasury Bonds	7.500%	11/15/24	1,105,000	1,219,622
United States Treasury Bonds	2.125%	11/30/24	2,000,000	1,960,859
United States Treasury Bonds	2.500%	1/31/25	10,300,000	10,176,480
United States Treasury Bonds	7.625%	2/15/25	390,000	435,490
United States Treasury Bonds	6.875%	8/15/25	100,000	111,586
United States Treasury Bonds	3.000%	10/31/25	905,000	904,788
United States Treasury Bonds	2.625%	1/31/26	1,625,000	1,603,831
United States Treasury Bonds	2.125%	5/31/26	6,700,000	6,482,381
United States Treasury Bonds	6.750%	8/15/26	90,000	102,941
United States Treasury Notes	1.500%	8/15/26	2,110,000	1,984,719
United States Treasury Notes	6.500%	11/15/26	135,000	154,037
United States Treasury Notes	2.000%	11/15/26	3,375,000	3,231,826
United States Treasury Notes	6.125%	11/15/27	675,000	777,041
United States Treasury Notes	2.250%	11/15/27	2,200,000	2,113,117
United States Treasury Notes	2.750%	2/15/28	1,630,000	1,604,595
United States Treasury Notes	2.875%	5/15/28	3,500,000	3,465,752
United States Treasury Notes	5.500%	8/15/28	335,000	380,644
United States Treasury Notes	2.875%	8/15/28	5,300,000	5,246,172
United States Treasury Notes	3.125%	11/15/28	2,900,000	2,912,008
United States Treasury Notes	1.500%	2/15/30	4,670,000	4,203,912
United States Treasury Notes	3.500%	2/15/39	573,000	601,784
United States Treasury Notes	4.375%	11/15/39	204,000	236,887
Total U.S. Government & Agency Obligations (Cost — $75,575,585)				67,358,084

1919 Funds 2022 Semi-Annual Report

Schedule of investments (cont'd)

June 30, 2022 (Unaudited)

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investment — 4.6%
Fidelity Investments Money Market — Government Portfolio — Class I (c)	1.210%		$33,061,943	$33,061,943
Total Short Term Investment (Cost — $33,061,943)				33,061,943
Total Investments — 100.0% (Cost — $658,866,096)				717,688,576
Other Assets in Excess of Liabilities — 0.0%				351,517
Total Net Assets — 100.0%				$718,040,093

Notes:

*  Non-income producing security.

(a)  Fixed to floating rate. Effective date of change and formula disclosed.

(b)  Variable rate security. Reference rate and spread are included in the description.

(c)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

CMT — Constant Maturity Treasury Rate

LIBOR — London Inter-Bank Offered Rate

LLC — Limited Liability Corporation

LP — Limited Partnership

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in securities at value (cost $655,866,096)	$717,688,576
Receivable for Fund shares sold	985,999
Dividends and interest receivable	1,377,483
Prepaid expenses	67,689
Total Assets	720,119,747
Liabilities:
Payable for Fund shares repurchased	1,135,427
Distribution to shareholders	50,115
Distribution fees payable	316,032
Advisory fees payable	308,609
Accrued other expenses	269,471
Total Liabilities	2,079,654
Net Assets	$718,040,093
Components of Net Assets:
Paid-in capital	$667,945,976
Total distributable earnings	50,094,117
Net Assets	$718,040,093
Class A:
Net Assets	$208,438,162
Issued and Outstanding (unlimited shares authorized, no par value)	9,022,114
Net Asset Value, Redemption Price and Offering Price Per Share	$23.10
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$24.51
Class C:
Net Assets	$112,577,863
Issued and Outstanding (unlimited shares authorized, no par value)	4,912,352
Net Asset Value, Redemption Price* and Offering Price Per Share	$22.92
Class I:
Net Assets	$397,024,068
Issued and Outstanding (unlimited shares authorized, no par value)	17,158,775
Net Asset Value, Redemption Price and Offering Price Per Share	$23.14

*  Redemption price per share is NAV of Class C shares reduced by a CDSC of up to 1.00%, contingent upon timing of redemption (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $293)	$2,506,287
Interest income	2,115,031
Total Investment Income	4,621,318
Expenses:
Advisory fees (Note 3)	2,054,969
Distribution fees (Note 6)	907,601
Transfer agent fees and expenses (Note 3 & Note 6)	414,682
Administration and fund accounting fees (Note 3)	233,741
Registration fees	48,424
Custody fees (Note 3)	29,863
Shareholder reporting fees	20,474
Audit fees	8,678
Trustee fees (Note 3)	7,536
Legal fees	6,626
Insurance fees	6,385
Compliance fees (Note 3)	3,012
Miscellaneous	5,800
Total Expenses	3,747,791
Net Investment Income	873,527
Realized and Unrealized Loss on Investments
Net Realized Loss	(11,640,694)
Net Change in Unrealized Appreciation/Depreciation	(173,585,882)
Net Realized and Unrealized Loss on Investments	(185,226,576)
Net Decrease in Net Assets Resulting from Operations	$(184,353,049)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2022 (Unaudited), and the Year Ended December 31,	2022	2021
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$873,527	$306,773
Net realized gain (loss) on investments	(11,640,694)	6,619,343
Net change in unrealized appreciation/depreciation on investments	(173,585,882)	109,223,881
Net Increase (Decrease) in Net Assets Resulting from Operations	(184,353,049)	116,149,997
Distributions to shareholders:
Class A	(127,397)	(1,061,249)
Class C	—	(484,086)
Class I	(783,144)	(2,442,530)
Total Distributions to Shareholders	(910,541)	(3,987,865)
Capital Transactions:
Net proceeds from shares sold	114,744,734	412,355,342
Reinvestment of distributions	833,583	3,759,570
Cost of shares repurchased	(131,424,948)	(99,407,547)
Net Increase (Decrease) in Net Assets from Capital Transactions	(15,846,631)	316,707,365
Total Increase (Decrease) in Net Assets	(201,110,221)	428,869,497
Net Assets:
Beginning of period	919,150,314	490,280,817
End of period	$718,040,093	$919,150,314

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

Per share data for a share outstanding for each year end presented.

Class A Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$28.83	$24.69	$20.55	$16.59	$17.94	$16.39
Income (loss) from investment operations:
Net investment income[1]	0.02	(0.00)[7]	0.05	0.12	0.10	0.11
Net realized and unrealized gain (loss) on investments	(5.74)	4.26	4.15	3.97	(0.28)	2.55
Total income (loss) from investment operations	(5.72)	4.26	4.20	4.09	(0.18)	2.66
Less distributions:
From net investment income	(0.01)	(0.01)	(0.06)	(0.10)	(0.10)	(0.10)
From net realized gain on investments	—	(0.11)	—	(0.03)	(1.07)	(1.01)
Total distributions	(0.01)	(0.12)	(0.06)	(0.13)	(1.17)	(1.11)
Net asset value, end of year	$23.10	$28.83	$24.69	$20.55	$16.59	$17.94
Total return[2]	(19.83)%[6]	17.26%	20.57%	24.69%	(1.31)%	16.36%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$208,438	$264,785	$190,180	$137,213	$100,584	$106,418
Ratios to average net assets Gross expenses	0.95%[5]	0.96%	1.16%	1.25%	1.28%	1.32%
Net expenses[3]	0.95[5]	0.96	1.16	1.25	1.25	1.26
Net investment income (loss)	0.16	(0.01)	0.25	0.62	0.55	0.62
Portfolio turnover rate[4]	7%[6]	9%	16%	11%	13%	30%

*  For the six months ended June 30, 2022 (unaudited)

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.25% of the average net assets of Class A shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.27%. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized

6  Not Annualized

7  Amount represents less than $0.01 per share

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

Per share data for a share outstanding for each year end presented.

Class C Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$28.69	$24.73	$20.67	$16.73	$18.11	$16.57
Income (loss) from investment operations:
Net investment loss[1]	(0.07)	(0.19)	(0.09)	(0.01)	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(5.70)	4.26	4.17	3.99	(0.28)	2.58
Total income (loss) from investment operations	(5.77)	4.07	4.08	3.98	(0.31)	2.56
Less distributions:
From net investment income	—	—	(0.02)	(0.01)	—	(0.01)
From net realized gain on investments	—	(0.11)	—	(0.03)	(1.07)	(1.01)
Total distributions	—	(0.11)	(0.02)	(0.04)	(1.07)	(1.02)
Net asset value, end of year	$22.92	$28.69	$24.73	$20.67	$16.73	$18.11
Total return[2]	(20.11)%[6]	16.46%	19.77%	23.78%	(1.95)%	15.47%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$112,578	$133,861	$59,784	$19,006	$12,732	$11,982
Ratios to average net assets Gross expenses	1.68%[5]	1.68%	1.82%	1.93%	1.97%	2.01%
Net expenses[3]	1.68[5]	1.68	1.82	1.93	1.97	1.99
Net investment loss	(0.57)	(0.72)	(0.40)	(0.07)	(0.17)	(0.12)
Portfolio turnover rate[4]	7%[6]	9%	16%	11%	13%	30%

*  For the six months ended June 30, 2022 (unaudited)

1  Per share amounts have been calculated using the average shares method.

2  Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 2.00% of the average net assets of Class C shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. Prior to April 30, 2017, this limitation was 1.98%. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized

6  Not Annualized

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights (cont'd)

Per share data for a share outstanding for each year end presented.

Class I Shares	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$28.88	$24.70	$20.54	$16.57	$17.91	$16.36
Income (loss) from investment operations:
Net investment income[1]	0.05	0.07	0.13	0.19	0.16	0.15
Net realized and unrealized gain (loss) on investments	(5.75)	4.26	4.15	3.96	(0.29)	2.56
Total income (loss) from investment operations	(5.70)	4.33	4.28	4.15	(0.13)	2.71
Less distributions:
From net investment income	(0.04)	(0.04)	(0.12)	(0.15)	(0.14)	(0.15)
From net realized gain on investments	—	(0.11)	—	(0.03)	(1.07)	(1.01)
Total distributions	(0.04)	(0.15)	(0.12)	(0.18)	(1.21)	(1.16)
Net asset value, end of year	$23.14	$28.88	$24.70	$20.54	$16.57	$17.91
Total return[2]	(19.73)%[6]	17.61%	20.93%	25.10%	(1.00)%	16.71%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$397,024	$520,504	$240,316	$72,849	$18,027	$8,965
Ratios to average net assets Gross expenses	0.71%[5]	0.71%	0.83%	0.91%	0.96%	1.01%
Net expenses[3]	0.71[5]	0.71	0.83	0.91	0.96	1.00
Net investment income	0.39	0.26	0.59	0.98	0.89	0.86
Portfolio turnover rate[4]	7%[6]	9%	16%	11%	13%	30%

*  For the six months ended June 30, 2022 (unaudited)

1  Per share amounts have been calculated using the average shares method.

2  Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  The advisor agreed to limit the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to 1.00% of the average net assets of Class I shares. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent. See Note 3.

4  Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

5  Annualized

6  Not Annualized

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2022 Semi-Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", each a Fund and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Socially Responsive Fund are registered as a diversified series; the Maryland Fund is registered as non-diversified investment series.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Funds are each considered an investment company under GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

1919 Funds 2022 Semi-Annual Report

Notes to financial statements (cont'd)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at value:

FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$170,145,114	$—	$—	$170,145,114
Total long-term investments	170,145,114	—	—	170,145,114
Short-term investment	3,334,036	—	—	3,334,036
Total investments	$173,479,150	$—	$—	$173,479,150

MARYLAND FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$75,731,675	$—	$75,731,675
Total investments	$—	$75,731,675	$—	$75,731,675

SOCIALLY RESPONSIVE FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$463,951,396	$—	$—	$463,951,396
Asset Backed Securities	—	3,649,292	—	3,649,292
Collateralized Mortgage Obligations	—	27,671	—	27,671
Corporate Bonds	—	141,410,184	—	141,410,184
Foreign Government Agency Issues	—	3,229,158	—	3,229,158
Mortgage Backed Securities	—	5,000,848	—	5,000,848
U.S. Government & Agency Obligations	—	67,358,084	—	67,358,084
Total long-term investments	463,951,396	220,675,237	—	684,626,633
Short-term investment	33,061,943	—	—	33,061,943
Total investments	$497,013,339	$220,675,237	$—	$717,688,576

*  See Schedule of investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

1919 Funds 2022 Semi-Annual Report

The Funds do not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability. As of June 30, 2022 the Financial Services Fund held foreign currency and securities.

(c) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Financial Services Fund and Socially Responsive Fund are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(d) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

1919 Funds 2022 Semi-Annual Report

Notes to financial statements (cont'd)

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(e) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Maryland Fund and Socially Responsive Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually for each of the Funds (these are taxable for shareholders of the Maryland Fund). Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds' maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

1919 Funds 2022 Semi-Annual Report

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2022, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
Financial Services Fund	0.80% on average net assets
Maryland Fund	0.55% on average net assets
Socially Responsive Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Adviser has contractually agreed to reduce fees and pay expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or extraordinary

1919 Funds 2022 Semi-Annual Report

Notes to financial statements (cont'd)

expenses such as litigation) so that total annual operating expenses do not exceed the levels set forth below.

Fund	Class A	Class C	Class I
Financial Services Fund	1.50%	2.25%	1.25%
Maryland Fund	0.75%	1.30%	0.60%
Socially Responsive Fund	1.25%	2.00%	1.00%

The arrangements are in place until April 30, 2023, but may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. From November 10, 2014 to April 29, 2017, a similar agreement was in place with limits as follows:

Fund	Class A	Class C	Class I
Financial Services Fund	1.46%	2.13%	1.05%
Maryland Fund	0.75%	1.30%	0.60%
Socially Responsive Fund	1.27%	1.98%	1.00%

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within a rolling 36 month period from the month the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. The amounts waived are detailed on each Fund's Statement of operations.

At June 30, 2022, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,	Maryland Fund
2022:	$133,109
2023:	293,780
2024	292,964
2025	134,541
Total	$854,394

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services"), serves as the Funds' administrator & fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds' custodian and provides compliance services to the Funds. Quasar Distributors, LLC ("Quasar") serves as the Funds' distributor and principal underwriter. For the six months

1919 Funds 2022 Semi-Annual Report

ended, June 30, 2022, the Funds incurred the following expenses for administration & fund accounting, custody, transfer agent and compliance fees:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$73,120	$42,853	$233,741
Custody	10,930	2,387	29,863
Transfer agent*	61,130	30,276	297,557
Compliance	3,012	3,084	3,012

*  Statements of operations include combined service fees paid to various intermediaries as detailed on Note 6.

At June 30, 2022, the Funds had payables for administration & fund accounting, custody, transfer agent and compliance fees in the following amounts:

	1919 Financial Services	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Administration & fund accounting	$38,121	$24,638	$120,940
Custody	3,695	750	10,347
Transfer agent	10,047	7,936	33,798
Compliance	1,493	1,531	1,493

The above payable amounts are included in Accrued other expenses in each Fund's Statement of assets and liabilities.

The Independent Trustees were paid $22,609 for their services and reimbursement of travel expenses during the six months ended June 30, 2022. The Funds pay no compensation to the Interested Trustee or officers of the Trust.

Note 4. Investments transactions

During the six months ended June 30, 2022 the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$837,686	—
Sales	$13,115,937	—

MARYLAND FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$10,295,978	—
Sales	$17,580,000	—

1919 Funds 2022 Semi-Annual Report

Notes to financial statements (cont'd)

SOCIALLY RESPONSIVE FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$77,718,801	$17,923,216
Sales	$51,272,307	$1,367,991

Note 5. Income tax information and distributions to shareholders

At December 31, 2021, the components of distributable earnings for federal income tax purposes were as follows:

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Cost of Investments for tax purposes	$114,099,916	$82,763,662	$680,683,578
Gross tax unrealized appreciation	114,598,841	4,728,722	244,422,456
Gross tax unrealized depreciation	(2,018,287)	—	(9,482,830)
Net tax unrealized appreciation on investment	112,580,554	4,728,722	234,939,626
Undistributed ordinary income	339,627	100,494	212,134
Undistributed tax-exempt income	—	—	—
Undistributed long-term capital gains	568,170	—	240,186
Capital loss carryforwards	—	(1,841,949)	—
Other book/tax temporary differences*	(50,349)	(75,927)	(34,240)
Total distributable earnings	$113,438,002	$2,911,340	$235,357,706

*  Other book/tax differences are attributable primarily to the timing of the deductibility of various expenses.

The tax character of distributions paid during the six months ended June 30, 2022 and the fiscal year ended December 31, 2021, for each Fund was as follows:

FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Distribution Paid From:
Ordinary Income	—	$1,566,751
Net Long Term Capital Gains	—	9,290,441
Total	—	$10,857,192

MARYLAND FUND

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Distribution Paid From:
Tax Exempt Income	—	$1,245,738
Ordinary Income	—	25,171
Total	—	$1,270,909

1919 Funds 2022 Semi-Annual Report

SOCIALLY RESPONSIVE FUND

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Distribution Paid From:
Ordinary Income	$910,540	$2,233,241
Net Long Term Capital Gains	—	1,754,624
Total	$910,540	$3,987,865

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. As of December 31, 2021, the Funds did not have any late year or post October losses.

As of December 31, 2021, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year.

	Financial Services Fund	Maryland Fund	Socially Responsive Fund
Capital Loss Carryovers — Short-Term	—	$146,181	—
Capital Loss Carryovers — Long-Term	—	1,695,768	—
Total	—	$1,841,949	—

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class C Service	Class C Distribution
Financial Services Fund	0.25%	0.25%	0.75%
Maryland Fund	0.15%	0.25%	0.45%
Socially Responsive Fund	0.25%	0.25%	0.75%

1919 Funds 2022 Semi-Annual Report

Notes to financial statements (cont'd)

For the six months ended June 30, 2022, class specific expenses were as follows:

FINANCIAL SERVICES FUND

	June 30, 2022
	Distribution Fees	Transfer Agent Fees
Class A	$100,352	$36,490
Class C	164,171	9,905
Class I	—	36,531
Total	$264,523	$82,926

MARYLAND FUND

	June 30, 2022
	Distribution Fees	Transfer Agent Fees
Class A	$37,764	$12,746
Class C	17,435	885
Class I	—	8,232
Total	$55,199	$21,863

SOCIALLY RESPONSIVE FUND

	June 30, 2022
	Distribution Fees	Transfer Agent Fees
Class A	$290,876	$80,539
Class C	616,725	31,785
Class I	—	185,233
Total	$907,601	$297,557

1919 Funds 2022 Semi-Annual Report

Note 7. Shares of beneficial interest

The Funds have an unlimited number of shares of beneficial interest authorized with no par value per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	193,728	$6,060,401	407,317	$13,216,184
Shares issued on reinvestment	—	—	116,482	3,761,188
Shares repurchased	(171,051)	(5,304,455)	(441,422)	(14,249,425)
Net increase	22,677	$755,946	82,377	$2,727,947
Class C
Shares sold	21,780	$640,179	214,451	$6,159,813
Shares issued on reinvestment	—	—	54,589	1,594,000
Shares repurchased	(76,516)	(2,126,462)	(154,472)	(4,417,360)
Net increase (decrease)	(54,736)	$(1,486,283)	114,568	$3,336,453
Class I
Shares sold	288,090	$9,375,615	1,310,084	$42,194,853
Shares issued on reinvestment	—	—	145,343	4,739,625
Shares repurchased	(689,810)	(22,069,717)	(859,700)	(28,292,435)
Net increase (decrease)	(401,720)	$(12,694,102)	595,727	$18,642,043

1919 Funds 2022 Semi-Annual Report

Notes to financial statements (cont'd)

1919 MARYLAND TAX-FREE INCOME FUND

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	56,142	$860,785	355,129	$5,623,019
Shares issued on reinvestment	22,399	337,331	44,883	709,283
Shares repurchased	(387,483)	(5,812,767)	(441,502)	(6,980,217)
Net decrease	(308,942)	$(4,614,651)	(41,490)	$(647,915)
Class C
Shares sold	8,467	$128,433	31,123	$493,034
Shares issued on reinvestment	1,328	19,975	3,131	49,496
Shares repurchased	(41,398)	(623,781)	(156,190)	(2,475,027)
Net decrease	(31,603)	$(475,373)	(121,936)	$(1,932,497)
Class I
Shares sold	474,152	$7,170,341	468,999	$7,423,450
Shares issued on reinvestment	13,208	198,923	23,286	368,116
Shares repurchased	(567,719)	(8,570,732)	(230,103)	(3,642,434)
Net increase (decrease)	(80,359)	$(1,201,468)	262,182	$4,149,132

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	630,027	$16,419,500	2,280,787	$60,996,309
Shares issued on reinvestment	5,248	121,215	36,319	1,011,434
Shares repurchased	(796,733)	(20,130,506)	(836,225)	(22,368,521)
Net increase (decrease)	(161,458)	$(3,589,791)	1,480,881	$39,639,222
Class C
Shares sold	565,161	$14,772,705	2,523,705	$66,636,392
Shares issued on reinvestment	—	—	16,220	454,128
Shares repurchased	(319,032)	(7,834,086)	(290,880)	(7,774,560)
Net increase	246,128	$6,938,619	2,249,045	$59,315,960
Class I
Shares sold	3,184,436	$83,552,514	10,842,512	$284,722,641
Shares issued on reinvestment	29,188	712,383	83,332	2,294,007
Shares repurchased	(4,078,934)	(103,460,357)	(2,633,034)	(69,264,466)
Net increase (decrease)	(865,310)	$(19,195,460)	8,292,810	$217,752,182

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. In certain cases, Class A shares have a 1.00% CDSC,

1919 Funds 2022 Semi-Annual Report

which applies if redemption occurs within 18 months from purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

For the six months ended June 30, 2022, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the six months ended June 30, 2022, CDSCs paid to Quasar were:

CDSCs	Class A	Class C
Financial Services Fund	N/A	$1,047
Maryland Fund	N/A	$—
Socially Responsive Fund	N/A	$14,606

Note 8. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of June 30, 2022, Morgan Stanley, LLC. held approximately 41%, in aggregate for the benefit of others, of the outstanding shares of the Maryland Fund.

Note 9. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the year end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2022	$0.02098	$0.01406	$0.02291

1919 Funds 2022 Semi-Annual Report

1919 Funds

Other information (unaudited)

June 30, 2022

Proxy Voting

The Funds' proxy voting guidelines and a record of the Funds' proxy votes for the 12 months ended June 30, 2022 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolio Schedule

The Funds file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Funds' Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Statement Regarding Liquidity Risk Management Program

Each Fund has adopted a liquidity risk management program. The Funds' Board has designated a committee of the Adviser to serve as the administrator of the program. Personnel of the Adviser conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the committee manages each Fund's liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders' interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund's investments, limiting the amount of each Fund's illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means. The committee's process of determining the degree of liquidity of each Fund's investments is supported by one or more third-party liquidity assessment vendors.

The Funds' Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No liquidity events impacting any of the Funds were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing each Fund's liquidity risk.

1919 Funds 2022 Semi-Annual Report

Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2022 Semi-Annual Report

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2022

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Letter to Shareholders	II
Fund performance	1
Fund expenses	2
Fund at a glance	3
Schedule of investments	4
Statement of assets and liabilities	10
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	13
Notes to financial statements	14
Other information	21
Privacy notice	22
Directory of Fund's service providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report on the 1919 Variable Socially Responsive Balanced Fund ("the Fund") through June 30, 2022.

Throughout the first half of 2022, the Fund took a variety of measures to respond to changing market conditions. We increased exposure to the Consumer Staples, Health Care, Materials, and Utilities sectors and decreased exposure to the Consumer Discretionary and Information Technology sectors.

So far this year we have maintained overweight positions in the Health Care, Financials, and Industrials sectors and underweight positions in the Communication Services, Energy, Materials, and Utilities sectors.

During the first half of the year, Treasury yields moved significantly higher with the 2-year Treasury yield climbing 0.63% to 2.96% and the 10-year Treasury increasing by 0.68% to 3.02%, as the yield curve remains flat. The 2-years/10-years yield curve ended the quarter at 6 basis points (0.06%), as the market continues to be concerned about the Federal Reserve Bank hiking too much and causing a recession. In the Fund, we added corporate bonds in the 3-10 year maturity range.

In the equity portion of the Fund, our stock selection in the Materials and Financials sectors contributed to relative performance in the year through June 30th. In terms of sector positioning, our overweighting of Health Care and Consumer Staples sectors along with the underweighting of the Consumer Discretionary and Communication Services sectors also enhanced results. On an individual stock basis, the largest contributors to performance were Eli Lilly & Co., UnitedHealth Group Inc., SolarEdge Technologies Inc., AstraZeneca PLC, and Old Dominion Freight Line Inc.

In the fixed-income portion of the Fund, the leading contributor to performance was the shorter duration. On an individual security basis, the largest contributors to return were Toyota Motor Credit Corp. 0.45% 7/22/2022, PepsiCo Inc. 3.1% 7/17/2022, US Treasury 7.625% 11/15/2022, FHLMC 30-Year Pool #G02564 6.5% 1/1/2037 and Cigna 3.05% 11/30/2022.

In the equity portion of the Fund, our stock selection in the Industrials and Communication Services Discretionary sectors

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
II

detracted from relative results for the year to date. In terms of sector positioning, our underweighting of the Energy sector detracted from performance. On an individual stock basis, the largest detractors from performance were Amazon.com Inc., Apple Inc., NVIDIA Corp., Microsoft Corp., and Alphabet Inc.

In the fixed-income portion of the Fund, the leading detractor was the overweight to corporate spreads, which have widened considerably in response to the uncertain economic outlook. On an individual security basis, the leading detractors to performance were FNMA 0.875% 8/5/2030, Autodesk Inc. 2.4% 12/15/2031, MasterCard Inc. 2.4% 12/15/2031, Bank of Montreal 3.088% 1/10/2037 and Archer-Daniels-Midland Co. 2.9% 3/1/2032.

Thank you for your investment in the 1919 Variable Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

Robert Huesman, CFA
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Alison Bevilacqua
Portfolio Manager (Head of Social Research) 1919 Investment Counsel, LLC

Past performance is not a guarantee of future results.

Opinions expressed herein are as of 6/30/2022 and are subject to change at any time, are not a guarantee and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Please refer to the Schedule of Investments for a complete list of Fund holdings.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Fund's social policy may cause it to make or avoid investments for social reasons when it is otherwise disadvantageous to do so. The Fund may invest in foreign and emerging market securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The risks are particularly significant for funds that invest in emerging markets. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
III

Letter to Shareholders (cont'd)

principal. As interest rates rise, the value of fixed income securities falls. The manager's investment style may become out of favor and/or the manager's selection process may prove incorrect, which may have a negative impact on the Fund's performance. Investments in asset backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

1919 Funds are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
IV

Fund performance (unaudited)

Total Returns as of June 30, 2022

6 Months
1919 Variable Socially Responsive Balanced Fund	-20.79%
S&P 500 Index(i)	-19.96
Bloomberg U.S. Aggregate Index(ii)	-10.35
Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%)(iii)	-17.07

As of the Fund's current prospectus dated April 30, 2022, the gross total and net annual operating expense ratios were 1.29% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Bloomberg U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Bloomberg U.S. Aggregate Index.

(iv)  The Adviser has contractually agreed to waive fees and reimburse operating expenses through at least April 30, 2023.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on Janurary 1, 2022 and held for the six months ended June 30, 2022.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-20.79%	$1,000.00	$792.10	0.89%	$3.95

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.48%	$1,000.00	$1,020.38	0.89%	$4.46

1  For the six months ended June 30, 2022.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
2

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2022 and December 31, 2021. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

*  Less than 0.01%.

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
3

Schedule of investments

June 30, 2022 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 65.5%
Communication Services — 5.3%
Alphabet Inc.*	498	$1,085,271
Meta Platforms Inc.*	1,570	253,162
Netflix Inc.*	919	160,706
Walt Disney Co/The*	3,527	332,949
Total Communication Services		1,832,088
Consumer Discretionary — 5.4%
Amazon.com Inc.*	7,340	779,581
Chipotle Mexican Grill Inc.*	170	222,234
Home Depot Inc./The	1,650	452,546
TJX Cos. Inc.	7,357	410,889
Total Consumer Discretionary		1,865,250
Consumer Staples — 5.4%
Costco Wholesale Corp.	1,140	546,379
Darling International Inc.*	3,975	237,705
Estee Lauder Cos. Inc.	1,962	499,663
PepsiCo Inc.	3,564	593,976
Total Consumer Staples		1,877,723
Financials — 8.8%
Bank of America Corp.	19,480	606,412
Charles Schwab Corp.	9,374	592,249
Chubb Limited	2,844	559,074
CME Group Inc.	2,161	442,357
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,426	243,288
Truist Financial Corp.	13,284	630,060
Total Financials		3,073,440
Health Care — 12.4%
AstraZeneca PLC	6,966	460,244
Boston Scientific Corp.*	13,458	501,580
Danaher Corp.	2,355	597,039
Eli Lilly & Co.	1,956	634,194
IQVIA Holdings Inc.*	2,764	599,760
Thermo Fisher Scientific Inc.	1,271	690,509
UnitedHealth Group Inc.	1,587	815,131
Total Health Care		4,298,457

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
4

1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Industrials — 5.3%
Advanced Drainage Systems Inc.			3,943	$355,146
Cintas Corp.			1,202	448,983
Eaton Corp. PLC			3,359	423,200
Old Dominion Freight Line Inc.			942	241,416
Union Pacific Corp.			1,710	364,709
Total Industrials				1,833,454
Information Technology — 17.8%
Adobe Systems Inc.*			826	302,366
Apple Inc.			9,556	1,306,496
Broadcom Inc.			787	382,332
Intuit Inc.			746	287,538
Microsoft Corp.			5,492	1,410,510
NVIDIA Corp.			2,487	377,004
Palo Alto Networks Inc.*			918	453,437
PayPal Holdings Inc.*			2,336	163,146
QUALCOMM Inc.			2,295	293,163
Salesforce.com Inc.*			2,137	352,691
SolarEdge Technologies Inc.*			1,470	402,310
Visa Inc., Class A			2,267	446,350
Total Information Technology				6,177,343
Materials — 1.1%
Steel Dynamics Inc.			2,225	147,184
Trex Co. Inc.*			4,277	232,754
Total Materials				379,938
Real Estate Investment Trusts (REITs) — 2.3%
Crown Castle International Corp.			2,193	369,258
Prologis Inc.			3,602	423,775
Total Real Estate Investment Trusts (REITs)				793,033
Utilities — 1.7%
American Water Works Co. Inc.			3,925	583,922
Total Utilities				583,922
Total Common Stocks (Cost — $11,196,914)				22,714,648
	Rate	Maturity Date	Face Amount
Collateralized Mortgage Obligations — 0.0%
Federal National Mortgage Association (FNMA), 2011-53 CY	4.000%	6/25/41	$3,758	3,805
Total Collateralized Mortgage Obligations (Cost — $3,793)				3,805

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
5

Schedule of investments (cont'd)

June 30, 2022 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds — 22.7%
Communication Services — 2.9%
Alphabet Inc.	0.450%	8/15/25	$130,000	$119,692
AT&T Inc.	4.350%	3/1/29	115,000	113,536
Comcast Corp.	3.375%	2/15/25	70,000	69,523
Comcast Corp.	5.650%	6/15/35	200,000	218,732
Verizon Communications Inc.	4.329%	9/21/28	104,000	103,629
Verizon Communications Inc.	3.875%	2/8/29	100,000	97,039
Verizon Communications Inc.	4.500%	8/10/33	110,000	107,722
Verizon Communications Inc.	5.250%	3/16/37	105,000	109,271
Walt Disney Co/The	2.200%	1/13/28	90,000	81,796
Total Communication Services				1,020,940
Consumer Discretionary — 2.0%
Amazon.com Inc.	0.250%	5/12/23	115,000	112,641
Ford Foundation/The	2.415%	6/1/50	60,000	43,249
Home Depot Inc./The	1.500%	9/15/28	60,000	52,380
Honda Motor Co. Ltd.	2.271%	3/10/25	200,000	192,730
Lowe's Cos. Inc.	1.300%	4/15/28	115,000	97,413
Toyota Motor Credit Corp.	0.450%	7/22/22	200,000	199,850
Total Consumer Discretionary				698,263
Consumer Staples — 0.5%
PepsiCo Inc.	3.500%	3/19/40	65,000	58,698
Walmart Inc.	1.800%	9/22/31	115,000	98,033
Total Consumer Staples				156,731
Financials — 7.1%
Affiliated Managers Group Inc.	3.300%	6/15/30	65,000	58,943
Bank of America Corp. (effective 9/25/2024, US SOFR + 0.910%)(a)	0.981%	9/25/25	125,000	115,890
Bank of America Corp. (effective 12/06/2024, US SOFR + 0.650%)(a)	1.530%	12/6/25	125,000	116,545
Bank of America Corp.	4.183%	11/25/27	165,000	160,761
Bank of Montreal (effective 1/10/2032, 5 YR CMT + 1.400%)(a)	3.088%	1/10/37	115,000	94,496
BlackRock Inc.	3.250%	4/30/29	105,000	99,224
Boston Properties LP	4.500%	12/1/28	155,000	151,144
Citigroup Inc. (effective 10/30/2023, US SOFR + 0.686%)(a)	0.776%	10/30/24	175,000	167,041
Citigroup Inc.	5.500%	9/13/25	110,000	113,297
Citigroup Inc. (effective 11/3/2024, US SOFR + 0.528%)(a)	1.281%	11/3/25	50,000	46,513
Host Hotels & Resorts LP	3.375%	12/15/29	225,000	191,103

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — 7.1% (continued)
Intercontinental Exchange Inc.	3.750%	12/1/25	$75,000	$74,524
JPMorgan Chase & Co. (effective 9/16/2023, US SOFR + 0.600%)(a)	0.653%	9/16/24	140,000	134,307
MetLife Inc.	4.550%	3/23/30	55,000	55,644
PNC Financial Services Group Inc.	2.200%	11/1/24	110,000	106,735
Prudential Financial Inc.	1.500%	3/10/26	170,000	156,291
Royal Bank of Canada	1.150%	7/14/26	125,000	111,858
Simon Property Group LP	3.375%	12/1/27	155,000	145,882
State Street Corp. (effective 11/1/2029, US SOFR + 1.490%)(a)	3.031%	11/1/34	85,000	75,450
Toronto-Dominion Bank/The	1.150%	6/12/25	55,000	50,845
Truist Financial Corp. (effective 3/2/2026, US SOFR + 0.609%)(a)	1.267%	3/2/27	115,000	103,539
Wells Fargo & Co. (effective 5/19/2024, US SOFR + 0.510%)(a)	0.805%	5/19/25	145,000	135,979
Total Financials				2,466,011
Health Care — 2.8%
AbbVie Inc.	4.400%	11/6/42	150,000	137,287
Amgen Inc.	3.000%	2/22/29	150,000	138,745
Bristol-Myers Squibb Co.	3.900%	2/20/28	105,000	105,289
Bristol-Myers Squibb Co.	3.400%	7/26/29	125,000	121,024
CVS Health Corp.	4.780%	3/25/38	105,000	99,875
Evernorth Health Inc.	3.050%	11/30/22	185,000	184,595
Gilead Sciences Inc.	4.600%	9/1/35	100,000	99,605
UnitedHealth Group Inc.	3.500%	8/15/39	95,000	83,372
Total Health Care				969,792
Industrials — 1.0%
Archer-Daniels-Midland Co.	2.900%	3/1/32	125,000	113,214
Johnson Controls International PLC	1.750%	9/15/30	150,000	122,429
Xylem Inc./NY	1.950%	1/30/28	115,000	101,843
Total Industrials				337,486
Information Technology — 3.0%
Apple Inc.	2.850%	2/23/23	185,000	185,127
Autodesk Inc.	2.400%	12/15/31	175,000	143,478
Jabil Inc.	4.250%	5/15/27	125,000	121,585
Mastercard Inc.	1.900%	3/15/31	155,000	132,866
Microsoft Corp.	4.200%	11/3/35	175,000	180,545
QUALCOMM Inc.	3.450%	5/20/25	175,000	174,507
Salesforce.com Inc.	1.500%	7/15/28	120,000	105,116
Total Information Technology				1,043,224

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
7

Schedule of investments (cont'd)

June 30, 2022 (unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 0.3%
Nutrien Ltd.	4.200%	4/1/29	$110,000	$107,184
Total Materials				107,184
Real Estate Investment Trusts (REITs) — 0.9%
Prologis LP	2.250%	4/15/30	115,000	99,865
Prologis LP	1.250%	10/15/30	115,000	91,254
Welltower Inc.	2.700%	2/15/27	125,000	115,709
Total Real Estate Investment Trusts (REITs)				306,828
Utilities — 2.2%
Avangrid Inc.	3.800%	6/1/29	125,000	117,320
DTE Electric Co.	1.900%	4/1/28	125,000	111,764
DTE Electric Co.	4.050%	5/15/48	120,000	110,454
Georgia Power Co.	3.250%	4/1/26	100,000	97,361
MidAmerican Energy Co.	3.650%	4/15/29	90,000	87,741
NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	120,000	104,650
Public Service Co. of Colorado	3.200%	3/1/50	55,000	43,694
Union Electric Co.	2.625%	3/15/51	115,000	80,774
Total Utilities				753,758
Total Corporate Bonds (Cost — $8,431,583)				7,860,217
Foreign Government Agency Issues — 2.0%
International Bank for Reconstruction & Development	0.625%	4/22/25	175,000	163,510
International Bank for Reconstruction & Development	3.125%	11/20/25	270,000	270,403
International Finance Corp.	2.000%	10/24/22	255,000	254,719
Total Foreign Government Agency Issues (Cost — $698,778)				688,632
Mortgage Backed Securities — 0.2%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	17,721	17,771
Gold Pool A35826	5.000%	7/1/35	10,087	10,333
Gold Pool A49479	5.000%	6/1/36	6,167	6,325
Gold Pool A65694	6.000%	9/1/37	8,939	9,456
Federal National Mortgage Association (FNMA)
Pool 995262	5.500%	1/1/24	1,214	1,222
Pool 891596	5.500%	6/1/36	11,256	11,994
Pool 900936	6.500%	2/1/37	2,493	2,721
Pool 946594	6.000%	9/1/37	11,478	12,589
Total Mortgage Backed Securities (Cost — $69,299)				72,411

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
8

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 3.3%
Federal Home Loan Mortgage Corp. (FHLMC)	6.250%	7/15/32	$70,000	$87,229
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	110,000	130,631
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	452,407
United States Treasury Bonds	2.500%	1/31/25	125,000	123,501
United States Treasury Bonds	3.500%	2/15/39	131,000	137,581
United States Treasury Bonds	4.375%	11/15/39	177,000	205,534
Total U.S. Government & Agency Obligations (Cost — $1,031,178)				1,136,883
Short Term Investment — 6.3%
Fidelity Investments Money Market - Government Portfolio - Class I(b)	1.210%		2,172,186	2,172,186
Total Short Term Investment (Cost — $2,172,186)				2,172,186
Total Investments — 100.0% (Cost — $23,603,731)				34,648,782
Other Assets in Excess of Liabilities — 0.0%				675
Total Net Assets — 100.0%				$34,649,457

Notes:

*  Non-income producing security.

(a)  Fixed to floating rate. Effective date of change and formula disclosed.

(b)  The rate is the annualized seven-day yield at period end.

Abbreviations used in this schedule:

CMT  — Constant Maturity Treasury

LP  — Limited Partnership

PLC  — Public Limited Company

SOFR  — Secured Overnight Financing Rate

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley CapitalInternational, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI & S&P and hasbeen licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
9

Statement of assets and liabilities

June 30, 2022 (Unaudited)

Assets:
Investments in securities at value (cost $23,603,731)	$34,648,782
Receivable for securities sold	67,564
Dividends and interest receivable	7,481
Prepaid expenses	4,333
Total Assets	34,728,160
Liabilities:
Payable for Fund shares repurchased	4,960
Advisory fees payable	2,335
Accrued other expenses	71,408
Total Liabilities	78,703
Net Assets	$34,649,457
Components of Net Assets:
Paid-in capital	$21,906,359
Total distributable earnings	12,743,098
Net Assets	$34,649,457
Total Fund:
Net Assets	$34,649,457
Shares Issued and Outstanding (unlimited shares authorized, no par value)	1,176,257
Net Asset Value, Redemption Price and Offering Price Per Share	$29.46

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
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Statement of operations

June 30, 2022 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $396)	$123,776
Interest income	153,079
Total Investment Income	276,855
Expenses:
Advisory fees (Note 3)	126,012
Transfer agent fees and expenses (Note 3)	53,295
Administration and fund accounting fees (Note 3)	43,700
Audit fees	8,678
Legal fees	7,015
Trustees' fees (Note 3)	7,482
Shareholder reporting fees	5,450
Compliance fees (Note 3)	3,011
Insurance fees	2,089
Custody fees (Note 3)	1,789
Miscellaneous fees	4,197
Total Expenses	262,718
Expenses waived by the Adviser (Note 3)	(90,178)
Net Expenses	172,540
Net Investment Income	104,315
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments	553,850
Net change in unrealized appreciation/depreciation on investments	(9,923,913)
Net Realized and Unrealized Loss on Investments	(9,370,063)
Net Decrease in Net Assets Resulting from Operations	$(9,265,748)

The Accompanying Notes are an Integral Part of these Financial Statements.

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Statements of changes in net assets

For the Six Months Ended June 30, 2022 (Unaudited) and the Year Ended December 31, 2021	2022	2021
Increase in Net Assets From:
Operations:
Net investment income	$104,315	$158,154
Net realized gain on investments	553,850	4,338,892
Net change in unrealized appreciation/depreciation on investments	(9,923,913)	2,975,570
Net Increase in Net Assets Resulting from Operations	(9,265,748)	7,472,616
Distributions to Shareholders	—	(4,299,341)
Capital Transactions:
Net proceeds from shares sold	1,135,105	905,540
Reinvestment of distributions	—	4,299,341
Cost of shares repurchased	(2,264,480)	(5,508,159)
Net Decrease in Net Assets from Capital Transactions	(1,129,375)	(303,278)
Total Increase in Net Assets	(10,395,123)	2,869,997
Net Assets:
Beginning of period	45,044,580	42,174,583
End of period	$34,649,457	$45,044,580
Capital Share Transactions:
Shares sold	34,590	23,969
Shares reinvested	—	118,766
Shares repurchased	(69,480)	(146,076)
Net Decrease in Shares Outstanding	(34,890)	(3,341)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
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Financial highlights

For a share of beneficial interest outstanding throughout each period presented.

	2022*	2021	2020	2019	2018	2017
Net asset value, beginning of year	$37.19	$34.73	$30.24	$25.06	$27.88	$25.93
Income (loss) from investment operations:
Net investment income[1]	0.09	0.13	0.24	0.29	0.28	0.29
Net realized and unrealized gain (loss) on investments	(7.82)	6.20	6.63	6.36	(0.42)	4.03
Total income (loss) from investment operations	(7.73)	6.33	6.87	6.65	(0.14)	4.32
Less distributions:
From net investment income	—	(0.14)	(0.25)	(0.28)	(0.30)	(0.30)
From net realized gain on investments	—	(3.73)	(2.13)	(1.19)	(2.38)	(2.07)
Total distributions	—	(3.87)	(2.38)	(1.47)	(2.68)	(2.37)
Net asset value, end of year	$29.46	$37.19	$34.73	$30.24	$25.06	$27.88
Total return[2]	-20.79%[6]	18.53%	22.93%	26.70%	-0.94%	16.74%
Supplemental data and ratios:
Net assets, end of year (in thousands)	$34,649	$45,045	$42,175	$36,994	$35,111	$39,356
Ratios to average net assets Gross expenses	1.36%[7]	1.29%	1.38%	1.34%	1.30%	1.29%
Net expenses[3,4]	0.89[7]	0.89	0.89	0.89[5]	0.89	0.89
Net investment income	0.54[7]	0.38	0.74	1.00	0.96	1.04
Portfolio turnover rate	7%[6]	11%	22%	12%	19%	26%

*  For the six months ended June 30, 2022 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

3  The Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to April 30, 2023 without the Board of Trustees' consent.

4  Reflects fee waivers and/or expense reimbursements.

5  Interest expense was less than 0.01% for the year ended December 31, 2019.

6  Not annualized.

7  Annualized.

The Accompanying Notes are an Integral Part of these Financial Statements.

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Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$22,714,648	$—	$—	$22,714,648
Collateralized Mortgage Obligations	—	3,805	—	3,805
Corporate Bonds	—	7,860,217	—	7,860,217
Foreign Government Agency Issues	—	688,632	—	688,632
Mortgage Backed Securities	—	72,411	—	72,411
U.S. Government & Agency Obligations	—	1,136,883	—	1,136,883
Total long-term investments	$22,714,648	$9,761,948	$—	$32,476,596
Short-term investment	$2,172,186	$—	$—	$2,172,186
Total investments	$24,886,834	$9,761,948	$—	$34,648,782

*  See Schedule of investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded

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Notes to financial statements (cont'd)

on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

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(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of June 30, 2022, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than shareholder servicing fees pursuant to a Shareholder Servicing Plan, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, interest expense and dividends paid on short sales or

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Notes to financial statements (cont'd)

extraordinary expenses such as litigation) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to April 30, 2023, without the Board of Trustees' consent.

The Adviser is permitted to recapture amounts waived or reimbursed to the Fund over a rolling three year period, provided that the total operating expenses of the Fund, including the recoupment, is limited to the lower of: (1) the applicable expense cap at time of waiver and/or reimbursement; or (2) the applicable expense cap at the time of the recapture.

At June 30, 2022, the amounts waived by the Adviser and the eligible recapture periods are as follows:

December 31,
2022:	$79,780
2023:	185,711
2024:	174,580
2025*:	90,178
Total	530,249

*  Eligible for recapture through June 30, 2025.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services ("Fund Services") serves as the Fund's administrator, fund accountant and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Fund's custodian. Quasar Distributors, LLC ("Quasar") acts as the Fund's distributor and principal underwriter. For the period ended June 30, 2022, the Fund incurred the following expenses for administration & fund accounting, transfer agent, compliance and custody fees:

Administration & fund accounting	$43,700
Transfer agent*	$27,919
Compliance	$3,011
Custody	$1,789

*  Statement of operations includes service fees paid to participating insurance companies.

At June 30, 2022, the Fund had payables for administration & fund accounting, transfer agent, compliance and custody fees in the following amounts:

Administration & fund accounting	$21,567
Transfer agent	$10,149
Compliance	$1,494
Custody	$426

The above payable amounts are included in Accrued other expenses in the Statement of assets and liabilities.

The Independent Trustees were paid $7,482 for their services and reimbursement of travel expenses during the period ended June 30, 2022. The Fund pays no compensation to the Interested Trustee or officers of the Trust.

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Note 4. Investment transactions

During the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,368,922	$128,642
Sales	3,814,314	130,766

Note 5. Income tax information and distributions to shareholders

At December 31, 2021, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$24,095,031
Gross tax unrealized appreciation	21,153,098
Gross tax unrealized depreciation	(184,134)
Net tax unrealized appreciation on investments	20,968,964
Undistributed ordinary income	152,834
Undistributed long-term capital gains	918,654
Other accumulated earnings (loss)	(31,607)
Total distributable earnings	$22,008,845

GAAP require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These difference are related to the treatment of paydown losses from mortgage backed securities. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2021, the following table shows the reclassifications made:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
1,093	(1,093)

As of December 31, 2021, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the six months ended June 30, 2022 and the fiscal year ended December 31, 2021, was as follows:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Distribution Paid From:
Ordinary Income	$—	$442,660
Net Long Term Capital Gains	—	3,856,681
Total	$—	$4,299,341

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Notes to financial statements (cont'd)

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

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Other information (unaudited)

June 30, 2022

Proxy Voting

The Fund's proxy voting guidelines and a record of the Fund's proxy votes for the 12 months ended June 30, 2022 are available without charge, upon request, by calling 1-844-828-1919 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available without charge by visiting the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

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Privacy notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;
Information you give us orally; and/or
Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Variable Socially Responsive Balanced Fund 2022 Semi-Annual Report
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1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
111 East Kilbourn Ave.
Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 3rd Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave. NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b) Not applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Advised Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President

Date	9/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President

Date	9/7/2022

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer

Date	9/7/2022